Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AAR Corp.
(a)
...................... 917,634 $ 57,260,362
AeroVironment, Inc.
(a)(b)
............... 694,126 87,487,641
AerSale Corp.
(a)(b)
................... 676,059 8,582,569
Archer Aviation, Inc., Class A
(a)(b)
......... 4,094,074 25,137,614
Astronics Corp.
(a)(b)
.................. 701,306 12,216,750
Cadre Holdings, Inc. ................. 506,899 16,671,908
Ducommun, Inc.
(a)(b)
................. 360,414 18,763,153
Eve Holding, Inc.
(a)(b)
................. 465,367 3,406,486
Kaman Corp. ..................... 769,845 18,437,788
Kratos Defense & Security Solutions, Inc.
(a)(b)
3,414,533 69,280,875
Leonardo DRS, Inc.
(a)(b)
............... 1,823,070 36,534,323
Moog, Inc., Class A ................. 762,238 110,356,818
National Presto Industries, Inc. .......... 134,605 10,806,089
Park Aerospace Corp. ................ 485,368 7,134,910
Parsons Corp.
(a)(b)
................... 1,104,759 69,279,437
Redwire Corp.
(a)(b)
................... 262,891 749,239
Rocket Lab USA, Inc.
(a)(b)
.............. 7,471,394 41,316,809
Terran Orbital Corp.
(a)(b)
............... 2,580,327 2,941,573
Triumph Group, Inc.
(a)(b)
............... 1,729,443 28,674,165
V2X, Inc.
(a)(b)
...................... 306,153 14,217,745
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 8,777,534 21,504,958
660,761,212
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(a)(b)
..... 1,511,111 26,610,665
Forward Air Corp. .................. 689,385 43,341,635
Hub Group, Inc., Class A
(a)(b)
........... 875,169 80,463,038
Radiant Logistics, Inc.
(a)(b)
............. 954,638 6,338,796
156,754,134
Automobile Components — 1.3%
Adient plc
(a)
....................... 2,525,914 91,842,233
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 3,068,406 27,032,657
Atmus Filtration Technologies, Inc.
(a)(b)
..... 441,104 10,361,533
Cooper-Standard Holdings, Inc.
(a)(b)
....... 451,260 8,817,620
Dana, Inc. ........................ 3,541,610 51,742,922
Dorman Products, Inc.
(a)(b)
............. 698,199 58,236,779
Fox Factory Holding Corp.
(a)
............ 1,139,289 76,879,222
Gentherm, Inc.
(a)(b)
.................. 871,341 45,623,415
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 7,524,383 107,749,165
Holley, Inc.
(a)(b)
..................... 1,407,216 6,853,142
LCI Industries ..................... 670,187 84,249,208
Luminar Technologies, Inc., Class A
(a)(b)
.... 7,213,873 24,310,752
Modine Manufacturing Co.
(a)(b)
.......... 1,377,048 82,209,766
Patrick Industries, Inc. ............... 603,270 60,538,144
Solid Power, Inc., Class A
(a)(b)
........... 4,034,760 5,850,402
Standard Motor Products, Inc. .......... 547,956 21,814,128
Stoneridge, Inc.
(a)(b)
.................. 701,178 13,722,053
Visteon Corp.
(a)(b)
................... 737,947 92,169,580
XPEL, Inc.
(a)(b)(c)
.................... 597,385 32,169,182
902,171,903
Automobiles — 0.1%
Fisker, Inc., Class A
(a)(b)
............... 5,361,171 9,382,049
Livewire Group, Inc.
(a)(b)
............... 434,710 4,916,570
Winnebago Industries, Inc. ............ 788,128 57,438,769
Workhorse Group, Inc.
(a)(b)
............. 4,839,522 1,742,228
73,479,616
Banks — 9.3%
1st Source Corp. ................... 497,958 27,362,792
ACNB Corp. ...................... 242,980 10,875,785
Amalgamated Financial Corp. .......... 591,441 15,933,421
Amerant Bancorp, Inc., Class A ......... 766,682 18,837,377
Security
Shares
Shares Value
Banks (continued)
American National Bankshares, Inc. ...... 292,005 $ 14,235,244
Ameris Bancorp .................... 1,630,112 86,477,442
Ames National Corp. ................ 260,654 5,562,356
Arrow Financial Corp. ................ 434,820 12,148,871
Associated Banc-Corp. ............... 4,197,076 89,775,456
Atlantic Union Bankshares Corp. ........ 1,569,951 57,366,010
Axos Financial, Inc.
(a)(b)
............... 1,361,328 74,328,509
Banc of California, Inc. ............... 3,699,773 49,687,951
BancFirst Corp. .................... 622,155 60,554,346
Bancorp, Inc. (The)
(a)(b)
............... 1,215,574 46,872,533
Bank First Corp. ................... 261,897 22,695,994
Bank of Hawaii Corp. ................ 817,365 59,226,268
Bank of Marin Bancorp ............... 482,005 10,613,750
Bank of NT Butterfield & Son Ltd. (The) .... 1,398,410 44,763,104
Bank7 Corp. ...................... 95,313 2,606,811
BankUnited, Inc. ................... 1,609,589 52,198,971
Bankwell Financial Group, Inc. .......... 198,819 6,000,357
Banner Corp. ..................... 803,562 43,038,781
Bar Harbor Bankshares .............. 472,078 13,860,210
BayCom Corp. .................... 344,987 8,138,243
BCB Bancorp, Inc. .................. 491,772 6,319,270
Berkshire Hills Bancorp, Inc. ........... 895,570 22,237,003
Blue Foundry Bancorp
(a)(b)
............. 692,433 6,695,827
Blue Ridge Bankshares, Inc. ........... 574,903 1,741,956
Bridgewater Bancshares, Inc.
(a)(b)
........ 623,713 8,432,600
Brookline Bancorp, Inc. ............... 2,107,159 22,989,105
Burke & Herbert Financial Services Corp.
(b)
. 181,934 11,443,649
Business First Bancshares, Inc.
(b)
........ 668,904 16,488,484
Byline Bancorp, Inc. ................. 797,925 18,799,113
C&F Financial Corp. ................. 89,282 6,088,140
Cadence Bank .................... 3,760,891 111,284,765
Cambridge Bancorp ................. 224,326 15,568,224
Camden National Corp. .............. 423,180 15,924,263
Capital Bancorp, Inc. ................ 284,861 6,893,636
Capital City Bank Group, Inc. ........... 378,311 11,133,693
Capitol Federal Financial, Inc. .......... 3,386,613 21,843,654
Capstar Financial Holdings, Inc. ......... 645,027 12,087,806
Carter Bankshares, Inc.
(a)(b)
............ 685,604 10,263,492
Cathay General Bancorp .............. 1,535,490 68,436,789
Central Pacific Financial Corp. .......... 550,458 10,833,013
Central Valley Community Bancorp ....... 279,241 6,241,036
Chemung Financial Corp. ............. 104,458 5,202,008
ChoiceOne Financial Services, Inc.
(b)
...... 188,701 5,528,939
Citizens & Northern Corp. ............. 432,570 9,702,545
Citizens Financial Services, Inc.
(b)
........ 107,973 6,988,013
City Holding Co. ................... 348,989 38,479,527
Civista Bancshares, Inc. .............. 471,034 8,685,867
CNB Financial Corp. ................. 629,487 14,220,111
Coastal Financial Corp.
(a)
............. 317,703 14,109,190
Codorus Valley Bancorp, Inc. ........... 253,959 6,526,746
Colony Bankcorp, Inc. ............... 555,958 7,394,241
Columbia Financial, Inc.
(a)(b)
............ 829,807 15,998,679
Community Bank System, Inc. .......... 1,150,746 59,965,374
Community Trust Bancorp, Inc. ......... 475,458 20,853,588
ConnectOne Bancorp, Inc. ............ 1,106,256 25,344,325
CrossFirst Bankshares, Inc.
(a)(b)
......... 1,316,156 17,873,398
Customers Bancorp, Inc.
(a)
............. 756,962 43,616,150
CVB Financial Corp. ................. 3,019,901 60,971,801
Dime Community Bancshares, Inc. ....... 903,999 24,344,693
Eagle Bancorp, Inc. ................. 677,666 20,424,853
Eastern Bankshares, Inc. ............. 4,369,173 62,042,257
Enterprise Bancorp, Inc. .............. 274,161 8,844,434
Enterprise Financial Services Corp. ...... 1,042,874 46,564,324
Equity Bancshares, Inc., Class A ........ 445,377 15,098,280
Esquire Financial Holdings, Inc. ......... 192,298 9,607,208

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
ESSA Bancorp, Inc. ................. 220,489 $ 4,414,190
Evans Bancorp, Inc. ................. 157,013 4,950,620
Farmers & Merchants Bancorp, Inc. ...... 371,152 9,204,570
Farmers National Banc Corp. ........... 1,072,951 15,504,142
FB Financial Corp. .................. 1,030,703 41,073,515
Fidelity D&D Bancorp, Inc.
(b)
........... 127,898 7,421,921
Financial Institutions, Inc. ............. 430,288 9,165,134
First Bancorp ..................... 969,970 35,898,590
First BanCorp ..................... 3,814,536 62,749,117
First Bancorp, Inc. (The) .............. 297,040 8,382,469
First Bancshares, Inc. (The) ............ 919,374 26,965,239
First Bank ........................ 612,464 9,003,221
First Busey Corp. ................... 1,519,581 37,716,000
First Business Financial Services, Inc. ..... 234,846 9,417,325
First Commonwealth Financial Corp. ...... 2,402,940 37,101,394
First Community Bankshares, Inc. ....... 493,830 18,321,093
First Community Corp. ............... 188,527 4,058,986
First Financial Bancorp ............... 2,149,059 51,040,151
First Financial Bankshares, Inc. ......... 3,588,397 108,728,429
First Financial Corp. ................. 377,649 16,250,236
First Foundation, Inc. ................ 1,532,688 14,836,420
First Interstate BancSystem, Inc., Class A .. 2,312,898 71,121,613
First Merchants Corp. ................ 1,667,445 61,828,861
First Mid Bancshares, Inc. ............. 656,196 22,743,753
First of Long Island Corp. (The) ......... 711,149 9,415,613
First Western Financial, Inc.
(a)(b)
......... 242,508 4,808,934
Five Star Bancorp .................. 362,822 9,498,680
Flushing Financial Corp. .............. 824,270 13,583,970
FS Bancorp, Inc. ................... 175,585 6,489,622
Fulton Financial Corp. ................ 3,572,873 58,809,490
FVCBankcorp, Inc.
(a)(b)
............... 453,000 6,432,600
German American Bancorp, Inc. ......... 850,093 27,551,514
Glacier Bancorp, Inc.
(b)
............... 3,057,436 126,333,256
Great Southern Bancorp, Inc. ........... 270,872 16,076,253
Greene County Bancorp, Inc.
(b)
.......... 188,513 5,316,067
Guaranty Bancshares, Inc.
(b)
........... 249,678 8,394,174
Hancock Whitney Corp. .............. 2,332,729 113,347,302
Hanmi Financial Corp. ............... 699,711 13,574,393
HarborOne Bancorp, Inc. ............. 1,202,702 14,408,370
HBT Financial, Inc. .................. 419,458 8,854,758
Heartland Financial USA, Inc. .......... 1,140,011 42,875,814
Heritage Commerce Corp. ............. 1,916,864 19,015,291
Heritage Financial Corp. .............. 790,238 16,903,191
Hilltop Holdings, Inc. ................. 1,341,981 47,251,151
Hingham Institution for Savings (The)
(b)
.... 51,583 10,027,735
Home Bancorp, Inc. ................. 210,365 8,837,434
Home BancShares, Inc.
(b)
............. 5,224,996 132,349,149
HomeStreet, Inc. ................... 623,780 6,424,934
HomeTrust Bancshares, Inc. ........... 448,101 12,062,879
Hope Bancorp, Inc. ................. 2,673,507 32,295,965
Horizon Bancorp, Inc. ................ 1,322,296 18,922,056
Independent Bank Corp. .............. 1,507,704 77,435,304
Independent Bank Group, Inc. .......... 968,880 49,296,614
International Bancshares Corp. ......... 1,496,429 81,286,023
John Marshall Bancorp, Inc.
(b)
.......... 329,023 7,422,759
Kearny Financial Corp. ............... 1,770,111 15,877,896
Lakeland Bancorp, Inc. ............... 1,886,089 27,895,256
Lakeland Financial Corp. .............. 601,180 39,172,889
LCNB Corp. ...................... 279,395 4,406,059
Live Oak Bancshares, Inc.
(b)
............ 970,999 44,180,454
Luther Burbank Corp.
(a)(b)
.............. 542,336 5,808,419
Macatawa Bank Corp. ............... 776,193 8,755,457
MainStreet Bancshares, Inc. ........... 157,821 3,915,539
Mercantile Bank Corp. ............... 481,397 19,438,811
Metrocity Bankshares, Inc. ............ 544,907 13,088,666
Security
Shares
Shares Value
Banks (continued)
Metropolitan Bank Holding Corp.
(a)
....... 313,367 $ 17,354,264
Mid Penn Bancorp, Inc. ............... 428,028 10,392,520
Middlefield Banc Corp. ............... 198,882 6,437,810
Midland States Bancorp, Inc. ........... 644,857 17,772,259
MidWestOne Financial Group, Inc. ....... 459,194 12,356,911
MVB Financial Corp. ................ 331,831 7,486,107
National Bank Holdings Corp., Class A .... 810,224 30,132,231
National Bankshares, Inc. ............. 167,699 5,425,063
NBT Bancorp, Inc. .................. 1,075,458 45,072,445
Nicolet Bankshares, Inc.
(b)
............. 368,169 29,630,241
Northeast Bank
(b)
................... 187,591 10,353,147
Northeast Community Bancorp, Inc. ...... 352,645 6,255,922
Northfield Bancorp, Inc. .............. 1,088,370 13,691,695
Northrim BanCorp, Inc. ............... 150,942 8,635,392
Northwest Bancshares, Inc. ............ 2,918,220 36,419,386
Norwood Financial Corp. .............. 199,760 6,574,102
Oak Valley Bancorp
(b)
................ 177,965 5,330,052
OceanFirst Financial Corp. ............ 1,557,255 27,033,947
OFG Bancorp ..................... 1,081,746 40,543,840
Old National Bancorp ................ 8,020,822 135,471,684
Old Second Bancorp, Inc. ............. 1,313,403 20,278,942
Orange County Bancorp, Inc. ........... 139,522 8,404,805
Origin Bancorp, Inc. ................. 870,941 30,979,371
Orrstown Financial Services, Inc. ........ 318,603 9,398,788
Pacific Premier Bancorp, Inc. ........... 2,166,348 63,062,390
Park National Corp.
(b)
................ 406,640 54,026,190
Parke Bancorp, Inc. ................. 326,467 6,610,957
Pathward Financial, Inc. .............. 629,389 33,313,560
PCB Bancorp ..................... 331,420 6,108,071
Peapack-Gladstone Financial Corp.
(b)
..... 542,817 16,186,803
Penns Woods Bancorp, Inc. ............ 191,393 4,308,256
Peoples Bancorp, Inc. ............... 1,025,382 34,616,896
Peoples Financial Services Corp. ........ 207,477 10,104,130
Pioneer Bancorp, Inc.
(a)(b)
.............. 323,442 3,237,654
Plumas Bancorp ................... 148,086 6,123,356
Ponce Financial Group, Inc.
(a)(b)
......... 526,564 5,139,265
Preferred Bank .................... 200,051 14,613,726
Premier Financial Corp. .............. 1,077,582 25,969,726
Primis Financial Corp. ................ 657,880 8,328,761
Princeton Bancorp, Inc. ............... 130,073 4,669,621
Provident Financial Services, Inc. ........ 1,723,647 31,077,355
QCR Holdings, Inc.
(b)
................ 494,781 28,890,263
RBB Bancorp ..................... 519,961 9,900,057
Red River Bancshares, Inc.
(b)
........... 135,271 7,590,056
Renasant Corp. .................... 1,295,758 43,641,129
Republic Bancorp, Inc., Class A ......... 251,160 13,853,986
S&T Bancorp, Inc. .................. 912,912 30,509,519
Sandy Spring Bancorp, Inc. ............ 1,292,506 35,207,863
Seacoast Banking Corp. of Florida ....... 1,976,746 56,258,191
ServisFirst Bancshares, Inc. ........... 1,368,006 91,150,240
Shore Bancshares, Inc. ............... 887,964 12,653,487
Sierra Bancorp .................... 417,603 9,416,948
Simmons First National Corp., Class A .... 2,661,231 52,798,823
SmartFinancial, Inc. ................. 464,734 11,381,336
South Plains Financial, Inc. ............ 359,280 10,404,749
Southern First Bancshares, Inc.
(a)(b)
....... 232,454 8,624,043
Southern Missouri Bancorp, Inc. ......... 263,444 14,065,275
Southern States Bancshares, Inc. ........ 190,845 5,587,942
Southside Bancshares, Inc. ............ 746,913 23,393,315
SouthState Corp. ................... 2,072,098 174,988,676
Stellar Bancorp, Inc. ................. 1,366,618 38,046,645
Sterling Bancorp, Inc.
(a)(b)
.............. 554,638 3,200,261
Stock Yards Bancorp, Inc. ............. 789,385 40,645,434
Summit Financial Group, Inc. ........... 338,859 10,399,583
Texas Capital Bancshares, Inc.
(a)(b)
....... 1,330,802 86,009,733

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Third Coast Bancshares, Inc.
(a)
.......... 360,295 $ 7,159,062
Timberland Bancorp, Inc. ............. 220,233 6,928,530
Tompkins Financial Corp. ............. 367,485 22,133,622
Towne Bank ...................... 1,983,947 59,042,263
TriCo Bancshares .................. 905,284 38,900,053
Triumph Financial, Inc.
(a)
.............. 597,080 47,873,874
TrustCo Bank Corp. ................. 420,276 13,049,570
Trustmark Corp. ................... 1,428,423 39,824,433
UMB Financial Corp. ................ 1,222,683 102,155,165
United Bankshares, Inc. .............. 3,488,508 130,993,475
United Community Banks, Inc. .......... 2,613,555 76,472,619
Unity Bancorp, Inc.
(b)
................ 218,332 6,460,444
Univest Financial Corp. ............... 924,381 20,364,113
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 289,829 3,550,405
Valley National Bancorp .............. 11,832,645 128,502,525
Veritex Holdings, Inc. ................ 1,143,448 26,608,035
Virginia National Bankshares Corp. ....... 127,600 4,386,888
WaFd, Inc. ....................... 1,356,747 44,718,381
Washington Trust Bancorp, Inc. ......... 549,675 17,798,476
WesBanco, Inc. .................... 1,637,224 51,359,717
West BanCorp, Inc. ................. 484,009 10,260,991
Westamerica BanCorp ............... 630,512 35,567,182
WSFS Financial Corp. ............... 1,329,610 61,068,987
6,311,754,386
Beverages — 0.4%
Coca-Cola Consolidated, Inc. ........... 128,413 119,218,629
Duckhorn Portfolio, Inc. (The)
(a)(b)
........ 1,117,564 11,008,005
MGP Ingredients, Inc.
(b)
............... 420,928 41,469,827
National Beverage Corp.
(a)
............. 621,207 30,886,412
Primo Water Corp. .................. 4,196,992 63,164,730
Vita Coco Co., Inc. (The)
(a)(b)
........... 756,495 19,404,097
Zevia PBC, Class A
(a)(b)
............... 597,522 1,201,019
286,352,719
Biotechnology — 7.5%
2seventy bio, Inc.
(a)(b)
................ 1,425,674 6,087,628
4D Molecular Therapeutics, Inc.
(a)(b)
....... 1,073,999 21,759,220
89bio, Inc.
(a)
...................... 1,719,855 19,210,780
Aadi Bioscience, Inc.
(a)(b)
.............. 432,627 873,907
ACADIA Pharmaceuticals, Inc.
(a)(b)
........ 3,237,748 101,373,890
ACELYRIN, Inc.
(a)
................... 855,595 6,382,739
Acrivon Therapeutics, Inc.
(a)(b)
........... 224,902 1,106,518
Actinium Pharmaceuticals, Inc.
(a)(b)
....... 711,971 3,616,813
Adicet Bio, Inc.
(a)(b)
.................. 798,778 1,509,690
ADMA Biologics, Inc.
(a)(b)
.............. 5,575,713 25,202,223
Aerovate Therapeutics, Inc.
(a)(b)
.......... 300,457 6,799,342
Agenus, Inc.
(a)(b)
.................... 10,247,455 8,483,868
Agios Pharmaceuticals, Inc.
(a)(b)
......... 1,481,040 32,982,761
Akero Therapeutics, Inc.
(a)(b)
............ 1,369,535 31,978,642
Aldeyra Therapeutics, Inc.
(a)(b)
........... 1,263,291 4,434,151
Alector, Inc.
(a)(b)
.................... 1,696,653 13,539,291
Alkermes plc
(a)
..................... 4,429,209 122,866,258
Allakos, Inc.
(a)(b)
.................... 1,761,860 4,809,878
Allogene Therapeutics, Inc.
(a)(b)
.......... 2,491,134 7,996,540
Allovir, Inc.
(a)(b)
..................... 1,427,147 970,175
Alpine Immune Sciences, Inc.
(a)(b)
........ 874,518 16,668,313
Altimmune, Inc.
(a)(b)
.................. 1,444,316 16,248,555
ALX Oncology Holdings, Inc.
(a)(b)
......... 727,927 10,838,833
Amicus Therapeutics, Inc.
(a)(b)
........... 7,561,627 107,299,487
AnaptysBio, Inc.
(a)(b)
................. 508,852 10,899,610
Anavex Life Sciences Corp.
(a)(b)
......... 1,950,738 18,161,371
Anika Therapeutics, Inc.
(a)(b)
............ 392,838 8,901,709
Annexon, Inc.
(a)
.................... 1,181,227 5,362,771
Apogee Therapeutics, Inc.
(a)(b)
.......... 552,120 15,426,233
Security
Shares
Shares Value
Biotechnology (continued)
Arbutus Biopharma Corp.
(a)(b)
........... 3,194,721 $ 7,986,803
Arcellx, Inc.
(a)(b)
.................... 1,020,991 56,665,000
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 629,280 19,841,198
Arcus Biosciences, Inc.
(a)(b)
............ 1,442,598 27,553,622
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 2,074,376 6,700,234
Ardelyx, Inc.
(a)(b)
.................... 6,165,878 38,228,444
Arrowhead Pharmaceuticals, Inc.
(a)(b)
...... 2,698,687 82,579,822
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 676,656 3,708,075
Astria Therapeutics, Inc.
(a)(b)
............ 854,203 6,560,279
Atara Biotherapeutics, Inc.
(a)(b)
.......... 2,609,773 1,338,292
Aura Biosciences, Inc.
(a)(b)
............. 716,944 6,352,124
Aurinia Pharmaceuticals, Inc.
(a)(b)
........ 3,601,346 32,376,101
Avid Bioservices, Inc.
(a)(b)
.............. 1,669,618 10,852,517
Avidity Biosciences, Inc.
(a)(b)
............ 1,980,970 17,927,778
Avita Medical, Inc.
(a)(b)
................ 677,737 9,298,552
Beam Therapeutics, Inc.
(a)(b)
............ 1,942,269 52,868,562
BioAtla, Inc.
(a)(b)
.................... 1,138,252 2,800,100
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 5,060,587 30,312,916
Biohaven Ltd.
(a)(b)
................... 1,824,406 78,084,577
Biomea Fusion, Inc.
(a)(b)
............... 525,340 7,627,937
Bioxcel Therapeutics, Inc.
(a)(b)
........... 552,727 1,630,545
Bluebird Bio, Inc.
(a)(b)
................. 2,836,777 3,914,752
Blueprint Medicines Corp.
(a)(b)
........... 1,624,604 149,853,473
Bridgebio Pharma, Inc.
(a)(b)
............. 3,057,228 123,420,294
Cabaletta Bio, Inc.
(a)(b)
................ 916,499 20,804,527
CareDx, Inc.
(a)(b)
.................... 1,412,329 16,947,948
Caribou Biosciences, Inc.
(a)(b)
........... 2,194,135 12,572,394
Carisma Therapeutics, Inc.
(b)
........... 710,465 2,081,662
Cartesian Therapeutics, Inc.
(a)(b)
......... 2,847,251 1,962,895
Catalyst Pharmaceuticals, Inc.
(a)(b)
........ 2,663,581 44,774,797
Celcuity, Inc.
(a)(b)
.................... 441,176 6,427,934
Celldex Therapeutics, Inc.
(a)(b)
........... 1,274,813 50,559,084
Century Therapeutics, Inc.
(a)(b)
.......... 613,542 2,036,959
Cerevel Therapeutics Holdings, Inc.
(a)(b)
.... 1,869,616 79,271,718
Cogent Biosciences, Inc.
(a)(b)
........... 2,181,473 12,827,061
Coherus Biosciences, Inc.
(a)(b)
........... 2,738,333 9,118,649
Compass Therapeutics, Inc.
(a)(b)
......... 2,361,622 3,684,130
Crinetics Pharmaceuticals, Inc.
(a)(b)
....... 1,739,526 61,892,335
Cue Biopharma, Inc.
(a)(b)
.............. 928,149 2,450,313
Cullinan Oncology, Inc.
(a)(b)
............. 654,884 6,673,268
Cytokinetics, Inc.
(a)(b)
................. 2,486,714 207,615,752
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 1,689,674 24,669,240
Deciphera Pharmaceuticals, Inc.
(a)
....... 1,431,532 23,090,611
Denali Therapeutics, Inc.
(a)(b)
........... 3,204,338 68,765,093
Design Therapeutics, Inc.
(a)
............ 878,428 2,327,834
Disc Medicine, Inc.
(a)(b)
............... 237,815 13,736,194
Dynavax Technologies Corp.
(a)(b)
......... 3,441,914 48,117,958
Dyne Therapeutics, Inc.
(a)(b)
............ 1,195,398 15,898,793
Eagle Pharmaceuticals, Inc.
(a)(b)
......... 272,533 1,425,348
Editas Medicine, Inc.
(a)(b)
.............. 2,200,687 22,292,959
Emergent BioSolutions, Inc.
(a)(b)
......... 1,480,443 3,553,063
Enanta Pharmaceuticals, Inc.
(a)(b)
........ 569,079 5,355,033
Entrada Therapeutics, Inc.
(a)(b)
.......... 556,716 8,400,844
Erasca, Inc.
(a)(b)
.................... 2,189,906 4,664,500
Fate Therapeutics, Inc.
(a)(b)
............. 2,303,363 8,614,578
Fennec Pharmaceuticals, Inc.
(a)(b)
........ 431,837 4,845,211
FibroGen, Inc.
(a)(b)
................... 2,388,537 2,116,960
Foghorn Therapeutics, Inc.
(a)
........... 539,000 3,476,550
Genelux Corp.
(a)(b)
.................. 495,923 6,947,881
Generation Bio Co.
(a)(b)
............... 1,211,162 1,998,417
Geron Corp.
(a)(b)
.................... 13,638,321 28,776,857
Graphite Bio, Inc.
(a)
.................. 727,955 1,907,242
Gritstone bio, Inc.
(a)(b)
................ 2,291,002 4,673,644
Halozyme Therapeutics, Inc.
(a)(b)
......... 3,455,637 127,720,344
Heron Therapeutics, Inc.
(a)(b)
............ 2,751,670 4,677,839

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
HilleVax, Inc.
(a)(b)
................... 676,777 $ 10,862,271
Humacyte, Inc.
(a)(b)
.................. 1,655,010 4,700,228
Icosavax, Inc.
(a)
.................... 742,819 11,706,827
Ideaya Biosciences, Inc.
(a)(b)
............ 1,607,082 57,179,978
IGM Biosciences, Inc.
(a)(b)
............. 328,459 2,729,494
Immuneering Corp., Class A
(a)(b)
......... 562,915 4,137,425
ImmunityBio, Inc.
(a)(b)
................. 3,521,233 17,676,590
ImmunoGen, Inc.
(a)(b)
................. 6,399,213 189,736,665
Immunovant, Inc.
(a)(b)
................. 1,445,765 60,910,079
Inhibrx, Inc.
(a)(b)
.................... 915,421 34,785,998
Inozyme Pharma, Inc.
(a)(b)
............. 1,229,214 5,236,452
Insmed, Inc.
(a)(b)
.................... 3,680,888 114,070,719
Intellia Therapeutics, Inc.
(a)(b)
........... 2,368,471 72,214,681
Iovance Biotherapeutics, Inc.
(a)(b)
......... 6,122,556 49,776,380
Ironwood Pharmaceuticals, Inc., Class A
(a)(b)
. 3,892,022 44,524,732
iTeos Therapeutics, Inc.
(a)
............. 703,375 7,701,956
Janux Therapeutics, Inc.
(a)(b)
............ 459,520 4,930,650
KalVista Pharmaceuticals, Inc.
(a)(b)
........ 813,789 9,968,915
Karyopharm Therapeutics, Inc.
(a)(b)
....... 2,982,218 2,579,619
Keros Therapeutics, Inc.
(a)(b)
............ 600,095 23,859,777
Kezar Life Sciences, Inc.
(a)(b)
........... 1,877,001 1,778,271
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 833,062 14,611,907
Kodiak Sciences, Inc.
(a)(b)
.............. 871,252 2,648,606
Krystal Biotech, Inc.
(a)(b)
............... 575,656 71,415,883
Kura Oncology, Inc.
(a)
................ 1,899,699 27,317,672
Kymera Therapeutics, Inc.
(a)(b)
.......... 1,019,832 25,964,923
Larimar Therapeutics, Inc.
(a)(b)
........... 656,070 2,985,118
Lexicon Pharmaceuticals, Inc.
(a)(b)
........ 2,514,334 3,846,931
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 3,177,801 3,463,803
Lyell Immunopharma, Inc.
(a)(b)
........... 4,652,404 9,025,664
MacroGenics, Inc.
(a)(b)
................ 1,636,329 15,741,485
Madrigal Pharmaceuticals, Inc.
(a)(b)
....... 395,775 91,574,419
MannKind Corp.
(a)(b)
................. 6,872,235 25,014,935
MeiraGTx Holdings plc
(a)
.............. 856,533 6,012,862
Merrimack Pharmaceuticals, Inc.
(a)(b)
...... 275,972 3,700,785
Mersana Therapeutics, Inc.
(a)(b)
.......... 3,005,560 6,972,899
MiMedx Group, Inc.
(a)(b)
............... 3,096,696 27,158,024
Mineralys Therapeutics, Inc.
(a)(b)
......... 482,979 4,153,619
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 655,462 19,349,238
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 823,950 4,655,317
Morphic Holding, Inc.
(a)(b)
.............. 985,935 28,473,803
Mural Oncology plc
(a)
................ 441,768 2,615,267
Myriad Genetics, Inc.
(a)(b)
.............. 2,161,629 41,373,579
Nkarta, Inc.
(a)(b)
.................... 840,514 5,547,392
Novavax, Inc.
(a)(b)
................... 2,533,731 12,161,909
Nurix Therapeutics, Inc.
(a)(b)
............ 1,289,186 13,304,400
Nuvalent, Inc., Class A
(a)(b)
............. 709,518 52,213,430
Nuvectis Pharma, Inc.
(a)(b)
............. 182,857 1,525,027
Olema Pharmaceuticals, Inc.
(a)(b)
......... 704,266 9,880,852
Omega Therapeutics, Inc.
(a)(b)
........... 573,893 1,727,418
Organogenesis Holdings, Inc., Class A
(a)(b)
.. 1,939,517 7,932,625
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 1,042,621 9,592,113
Outlook Therapeutics, Inc.
(a)(b)
.......... 4,182,861 1,648,047
Ovid Therapeutics, Inc.
(a)(b)
............. 1,522,104 4,901,175
PDL BioPharma, Inc.
(a)(d)
.............. 11,853 —
PDS Biotechnology Corp.
(a)(b)
........... 738,319 3,669,445
PepGen, Inc.
(a)(b)
................... 289,850 1,970,980
PMV Pharmaceuticals, Inc.
(a)
........... 1,019,866 3,161,585
Poseida Therapeutics, Inc.
(a)(b)
.......... 1,793,198 6,025,145
Precigen, Inc.
(a)(b)
................... 3,857,533 5,169,094
Prelude Therapeutics, Inc.
(a)(b)
.......... 341,629 1,458,756
Prime Medicine, Inc.
(a)(b)
.............. 1,074,161 9,517,066
ProKidney Corp., Class A
(a)(b)
........... 1,183,623 2,106,849
Protagonist Therapeutics, Inc.
(a)(b)
........ 1,532,650 35,143,664
Protalix BioTherapeutics, Inc.
(a)(b)
........ 1,667,193 2,967,604
Security
Shares
Shares Value
Biotechnology (continued)
Prothena Corp. plc
(a)(b)
................ 1,129,674 $ 41,052,353
PTC Therapeutics, Inc.
(a)(b)
............. 1,925,080 53,055,205
Rallybio Corp.
(a)(b)
................... 775,790 1,854,138
RAPT Therapeutics, Inc.
(a)(b)
............ 801,654 19,921,102
RayzeBio, Inc.
(a)(b)
.................. 554,786 34,491,046
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
3,646,817 35,957,616
REGENXBIO, Inc.
(a)
................. 1,085,562 19,485,838
Relay Therapeutics, Inc.
(a)(b)
............ 2,446,134 26,931,935
Reneo Pharmaceuticals, Inc.
(a)(b)
......... 496,606 794,570
Replimune Group, Inc.
(a)(b)
............. 1,293,527 10,904,433
REVOLUTION Medicines, Inc.
(a)(b)
........ 3,843,469 110,230,691
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 1,374,535 63,187,374
Rigel Pharmaceuticals, Inc.
(a)
........... 4,486,748 6,505,785
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 1,681,055 50,381,218
Sage Therapeutics, Inc.
(a)(b)
............ 1,419,992 30,771,227
Sagimet Biosciences, Inc., Class A
(a)
...... 161,163 873,503
Sana Biotechnology, Inc.
(a)(b)
........... 2,505,207 10,221,245
Sangamo Therapeutics, Inc.
(a)(b)
......... 3,890,744 2,113,841
Savara, Inc.
(a)(b)
.................... 2,421,463 11,380,876
Scholar Rock Holding Corp.
(a)(b)
......... 1,484,446 27,907,585
Seres Therapeutics, Inc.
(a)(b)
............ 2,572,191 3,601,067
SpringWorks Therapeutics, Inc.
(a)
........ 1,827,413 66,700,574
Stoke Therapeutics, Inc.
(a)(b)
............ 737,049 3,876,878
Summit Therapeutics, Inc.
(a)(b)
........... 3,111,753 8,121,675
Sutro Biopharma, Inc.
(a)(b)
............. 1,642,864 7,047,887
Syndax Pharmaceuticals, Inc.
(a)(b)
........ 1,801,688 38,934,478
Tango Therapeutics, Inc.
(a)(b)
............ 1,194,246 11,823,035
Tenaya Therapeutics, Inc.
(a)
............ 1,205,135 3,904,637
TG Therapeutics, Inc.
(a)(b)
.............. 3,705,770 63,294,552
Travere Therapeutics, Inc.
(a)
............ 1,938,931 17,430,990
Turnstone Biologics Corp.
(a)(b)
........... 126,319 321,482
Twist Bioscience Corp.
(a)(b)
............. 1,524,382 56,188,721
Tyra Biosciences, Inc.
(a)(b)
............. 363,021 5,027,841
UroGen Pharma Ltd.
(a)(b)
.............. 715,330 10,729,950
Vanda Pharmaceuticals, Inc.
(a)(b)
......... 1,589,346 6,707,040
Vaxcyte, Inc.
(a)(b)
.................... 2,504,033 157,253,272
Vaxxinity, Inc., Class A
(a)(b)
............. 1,137,709 967,053
Vera Therapeutics, Inc., Class A
(a)(b)
....... 910,994 14,011,088
Veracyte, Inc.
(a)
.................... 1,941,399 53,407,886
Vericel Corp.
(a)(b)
.................... 1,265,329 45,058,366
Verve Therapeutics, Inc.
(a)(b)
............ 1,406,168 19,601,982
Vigil Neuroscience, Inc.
(a)(b)
............ 410,112 1,386,179
Viking Therapeutics, Inc.
(a)(b)
............ 2,576,244 47,943,901
Vir Biotechnology, Inc.
(a)(b)
............. 2,268,526 22,821,372
Viridian Therapeutics, Inc.
(a)(b)
........... 1,151,382 25,077,100
Vor BioPharma, Inc.
(a)(b)
............... 890,057 2,002,628
Voyager Therapeutics, Inc.
(a)(b)
.......... 833,698 7,036,411
X4 Pharmaceuticals, Inc.
(a)(b)
........... 3,258,664 2,732,390
Xencor, Inc.
(a)(b)
.................... 1,562,802 33,178,286
XOMA Corp.
(a)(b)
.................... 178,473 3,301,750
Y-mAbs Therapeutics, Inc.
(a)(b)
.......... 1,000,228 6,821,555
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 1,567,959 23,754,579
Zura Bio Ltd., Class A
(a)(b)
............. 382,665 1,787,046
Zymeworks, Inc.
(a)(b)
................. 1,420,681 14,760,876
5,095,432,742
Broadline Retail — 0.1%
Big Lots, Inc. ...................... 906,541 7,061,954
ContextLogic, Inc., Class A
(a)(b)
.......... 659,860 3,926,167
Dillard's, Inc., Class A
(b)
............... 94,014 37,948,751
Savers Value Village, Inc.
(a)(b)
........... 692,200 12,030,436
60,967,308

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 2.0%
AAON, Inc.
(b)
...................... 1,803,612 $ 133,232,818
American Woodmark Corp.
(a)(b)
.......... 451,511 41,922,796
Apogee Enterprises, Inc. .............. 628,614 33,574,274
AZZ, Inc. ........................ 654,212 38,003,175
CSW Industrials, Inc.
(b)
............... 410,351 85,110,901
Gibraltar Industries, Inc.
(a)
............. 816,048 64,451,471
Griffon Corp. ...................... 1,127,508 68,721,613
Insteel Industries, Inc. ................ 500,766 19,174,330
Janus International Group, Inc.
(a)
........ 2,212,854 28,877,745
JELD-WEN Holding, Inc.
(a)(b)
............ 2,297,079 43,368,852
Masonite International Corp.
(a)
.......... 599,034 50,714,218
Masterbrand, Inc.
(a)
................. 3,458,288 51,355,577
PGT Innovations, Inc.
(a)
............... 1,513,760 61,610,032
Quanex Building Products Corp. ......... 883,687 27,014,312
Resideo Technologies, Inc.
(a)
........... 4,051,098 76,241,664
Simpson Manufacturing Co., Inc. ........ 1,147,547 227,191,355
UFP Industries, Inc. ................. 1,609,807 202,111,269
Zurn Elkay Water Solutions Corp. ........ 3,944,774 116,015,803
1,368,692,205
Capital Markets — 1.4%
AlTi Global, Inc., Class A
(a)(b)
........... 573,680 5,025,437
Artisan Partners Asset Management, Inc.,
Class A ....................... 1,518,399 67,082,868
AssetMark Financial Holdings, Inc.
(a)
...... 609,977 18,268,811
B Riley Financial, Inc.
(b)
............... 578,005 12,132,325
Bakkt Holdings, Inc., Class A
(a)(b)
......... 1,983,142 4,422,407
BGC Group, Inc., Class A
(b)
............ 9,870,289 71,263,487
Brightsphere Investment Group, Inc. ...... 923,673 17,697,575
Cohen & Steers, Inc. ................ 737,806 55,874,048
Diamond Hill Investment Group, Inc. ...... 85,623 14,178,313
Donnelley Financial Solutions, Inc.
(a)(b)
..... 683,344 42,620,165
Forge Global Holdings, Inc.
(a)(b)
.......... 3,002,020 10,296,929
GCM Grosvenor, Inc., Class A .......... 1,104,852 9,899,474
Hamilton Lane, Inc., Class A ........... 1,004,723 113,975,777
MarketWise, Inc., Class A
(b)
............ 802,986 2,192,152
Moelis & Co., Class A ................ 1,454,017 81,613,974
Open Lending Corp., Class A
(a)(b)
........ 2,736,923 23,291,215
P10, Inc., Class A
(b)
................. 1,038,147 10,609,862
Patria Investments Ltd., Class A ......... 1,505,402 23,348,785
Perella Weinberg Partners, Class A ....... 1,166,038 14,260,645
Piper Sandler Cos. .................. 482,209 84,323,888
PJT Partners, Inc., Class A
(b)
........... 590,899 60,194,881
Silvercrest Asset Management Group, Inc.,
Class A ....................... 246,008 4,182,136
StepStone Group, Inc., Class A ......... 1,522,157 48,450,257
StoneX Group, Inc.
(a)(b)
............... 761,609 56,229,592
Value Line, Inc. .................... 24,522 1,195,447
Victory Capital Holdings, Inc., Class A ..... 802,425 27,635,517
Virtus Investment Partners, Inc. ......... 198,778 48,056,569
WisdomTree, Inc. ................... 3,676,860 25,480,640
953,803,176
Chemicals — 1.9%
AdvanSix, Inc. ..................... 725,681 21,741,403
American Vanguard Corp. ............. 744,502 8,167,187
Aspen Aerogels, Inc.
(a)(b)
.............. 1,367,038 21,571,860
Avient Corp. ...................... 2,487,819 103,418,636
Balchem Corp. .................... 850,503 126,512,321
Cabot Corp. ...................... 1,481,504 123,705,584
Core Molding Technologies, Inc.
(a)(b)
....... 209,233 3,877,087
Danimer Scientific, Inc., Class A
(a)(b)
....... 2,384,736 2,432,431
Ecovyst, Inc.
(a)(b)
.................... 2,445,166 23,889,272
Hawkins, Inc. ..................... 512,907 36,118,911
HB Fuller Co. ..................... 1,443,564 117,520,545
Security
Shares
Shares Value
Chemicals (continued)
Ingevity Corp.
(a)
.................... 1,010,236 $ 47,703,344
Innospec, Inc. ..................... 671,688 82,778,829
Intrepid Potash, Inc.
(a)(b)
............... 313,757 7,495,655
Koppers Holdings, Inc. ............... 535,046 27,405,056
Kronos Worldwide, Inc. ............... 646,129 6,422,522
Livent Corp.
(a)(b)
.................... 4,872,647 87,610,193
LSB Industries, Inc.
(a)(b)
............... 1,439,798 13,404,519
Mativ Holdings, Inc. ................. 1,511,990 23,148,567
Minerals Technologies, Inc. ............ 885,864 63,170,962
Origin Materials, Inc., Class A
(a)(b)
........ 3,065,935 2,563,735
Orion SA ........................ 1,479,745 41,033,329
Perimeter Solutions SA
(a)
.............. 4,086,101 18,796,065
PureCycle Technologies, Inc.
(a)(b)
......... 3,134,234 12,693,648
Quaker Chemical Corp. .............. 371,729 79,334,403
Rayonier Advanced Materials, Inc.
(a)(b)
..... 1,751,260 7,092,603
Sensient Technologies Corp. ........... 1,174,675 77,528,550
Stepan Co. ....................... 586,602 55,463,219
Trinseo plc ....................... 970,409 8,122,323
Tronox Holdings plc ................. 3,333,294 47,199,443
Valhi, Inc.
(b)
....................... 79,428 1,206,511
1,299,128,713
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. ................. 1,842,798 82,612,634
ACCO Brands Corp. ................. 2,531,064 15,388,869
ACV Auctions, Inc., Class A
(a)(b)
.......... 3,397,196 51,467,519
Aris Water Solutions, Inc., Class A ....... 805,544 6,758,514
BrightView Holdings, Inc.
(a)
............ 1,119,260 9,424,169
Brink's Co. (The) ................... 1,239,270 108,993,797
Casella Waste Systems, Inc., Class A
(a)(b)
... 1,495,586 127,812,780
CECO Environmental Corp.
(a)(b)
......... 784,357 15,906,760
Cimpress plc
(a)
..................... 485,048 38,828,092
CompX International, Inc. ............. 34,426 870,289
CoreCivic, Inc.
(a)
................... 3,047,782 44,284,273
Deluxe Corp. ...................... 1,215,419 26,070,738
Ennis, Inc. ....................... 664,882 14,567,565
Enviri Corp.
(a)
..................... 2,067,533 18,607,797
GEO Group, Inc. (The)
(a)
.............. 3,334,091 36,108,206
Healthcare Services Group, Inc.
(a)
........ 2,097,880 21,755,016
HNI Corp. ........................ 1,243,567 52,018,408
Interface, Inc. ..................... 1,526,702 19,266,979
LanzaTech Global, Inc.
(a)(b)
............. 546,281 2,747,793
Li-Cycle Holdings Corp.
(a)(b)
............ 3,676,189 2,149,835
Liquidity Services, Inc.
(a)
.............. 596,259 10,261,617
Matthews International Corp., Class A ..... 800,479 29,337,555
MillerKnoll, Inc. .................... 1,978,561 52,788,008
Montrose Environmental Group, Inc.
(a)(b)
.... 752,827 24,188,332
NL Industries, Inc. .................. 229,955 1,290,048
OPENLANE, Inc.
(a)(b)
................. 2,999,719 44,425,838
Performant Financial Corp.
(a)(b)
.......... 1,771,866 5,537,081
Pitney Bowes, Inc. .................. 2,823,565 12,423,686
Quad/Graphics, Inc., Class A
(a)(b)
......... 850,686 4,610,718
SP Plus Corp.
(a)(b)
................... 521,385 26,720,981
Steelcase, Inc., Class A .............. 2,556,624 34,565,557
UniFirst Corp. ..................... 410,119 75,014,866
Viad Corp.
(a)
...................... 550,152 19,915,502
VSE Corp.
(b)
...................... 346,748 22,403,388
1,059,123,210
Communications Equipment — 0.6%
ADTRAN Holdings, Inc. .............. 2,211,923 16,235,515
Aviat Networks, Inc.
(a)
................ 295,399 9,647,731
Calix, Inc.
(a)(b)
...................... 1,580,447 69,049,729
Cambium Networks Corp.
(a)
............ 321,890 1,931,340
Clearfield, Inc.
(a)(b)
................... 350,969 10,206,179

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
CommScope Holding Co., Inc.
(a)
......... 5,668,168 $ 15,984,234
Comtech Telecommunications Corp. ...... 709,592 5,981,861
Digi International, Inc.
(a)(b)
............. 934,048 24,285,248
DZS, Inc.
(a)(b)
...................... 625,983 1,233,186
Extreme Networks, Inc.
(a)
.............. 3,371,464 59,472,625
Harmonic, Inc.
(a)(b)
.................. 2,932,783 38,243,490
Infinera Corp.
(a)(b)
................... 5,337,907 25,355,058
KVH Industries, Inc.
(a)(b)
............... 459,564 2,417,307
NETGEAR, Inc.
(a)(b)
.................. 796,724 11,616,236
NetScout Systems, Inc.
(a)
............. 2,002,391 43,952,482
Ribbon Communications, Inc.
(a)(b)
........ 2,384,418 6,914,812
Viavi Solutions, Inc.
(a)(b)
............... 6,134,325 61,772,653
404,299,686
Construction & Engineering — 1.7%
Ameresco, Inc., Class A
(a)(b)
............ 869,665 27,542,291
API Group Corp.
(a)(b)
................. 5,582,291 193,147,269
Arcosa, Inc. ...................... 1,296,439 107,137,719
Argan, Inc. ....................... 326,059 15,256,301
Bowman Consulting Group Ltd.
(a)(b)
....... 264,749 9,403,884
Comfort Systems USA, Inc.
(b)
........... 945,467 194,454,198
Concrete Pumping Holdings, Inc.
(a)(b)
...... 646,161 5,298,520
Construction Partners, Inc., Class A
(a)(b)
.... 1,067,879 46,474,094
Dycom Industries, Inc.
(a)(b)
............. 768,155 88,406,959
Fluor Corp.
(a)(b)
..................... 3,825,838 149,858,074
Granite Construction, Inc. ............. 1,181,765 60,104,568
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 1,742,205 13,380,134
IES Holdings, Inc.
(a)
................. 221,178 17,521,721
INNOVATE Corp.
(a)(b)
................. 1,317,449 1,620,462
Limbach Holdings, Inc.
(a)(b)
............. 249,067 11,325,076
MYR Group, Inc.
(a)
.................. 440,692 63,737,284
Northwest Pipe Co.
(a)(b)
............... 239,405 7,244,395
Primoris Services Corp. .............. 1,429,841 47,485,020
Sterling Infrastructure, Inc.
(a)(b)
.......... 799,950 70,339,604
Tutor Perini Corp.
(a)(b)
................ 1,149,218 10,457,884
1,140,195,457
Construction Materials — 0.3%
(b)
Knife River Corp.
(a)
.................. 1,517,137 100,404,127
Summit Materials, Inc., Class A
(a)
........ 3,206,015 123,303,337
United States Lime & Minerals, Inc. ....... 52,344 12,057,440
235,764,904
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(a)(b)
........... 132,440 5,121,455
Bread Financial Holdings, Inc. .......... 642,741 21,171,889
Consumer Portfolio Services, Inc.
(a)(b)
...... 228,907 2,144,859
Encore Capital Group, Inc.
(a)(b)
.......... 664,819 33,739,564
Enova International, Inc.
(a)
............. 730,991 40,467,662
FirstCash Holdings, Inc. .............. 1,032,529 111,915,818
Green Dot Corp., Class A
(a)
............ 1,011,599 10,014,830
LendingClub Corp.
(a)(b)
................ 3,274,018 28,614,917
LendingTree, Inc.
(a)(b)
................ 332,669 10,086,524
Navient Corp. ..................... 2,475,623 46,096,100
Nelnet, Inc., Class A ................. 366,641 32,345,069
NerdWallet, Inc., Class A
(a)(b)
........... 964,051 14,190,831
OppFi, Inc., Class A
(a)
................ 291,271 1,491,307
PRA Group, Inc.
(a)(b)
................. 1,082,704 28,366,845
PROG Holdings, Inc.
(a)
............... 1,256,257 38,830,904
Regional Management Corp. ........... 222,438 5,578,745
Upstart Holdings, Inc.
(a)(b)
.............. 1,988,665 81,256,852
World Acceptance Corp.
(a)(b)
............ 116,230 15,171,502
526,605,673
Security
Shares
Shares Value
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) ................ 893,217 $ 51,395,706
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 941,535 27,709,375
HF Foods Group, Inc.
(a)(b)
.............. 1,001,623 5,348,667
Ingles Markets, Inc., Class A ........... 399,371 34,493,673
Natural Grocers by Vitamin Cottage, Inc. ... 251,394 4,022,304
PriceSmart, Inc. .................... 668,260 50,640,743
SpartanNash Co. ................... 963,877 22,120,977
Sprouts Farmers Market, Inc.
(a)(b)
........ 2,723,934 131,048,465
United Natural Foods, Inc.
(a)
............ 1,582,577 25,685,225
Village Super Market, Inc., Class A ....... 220,418 5,781,564
Weis Markets, Inc.
(b)
................. 451,416 28,872,567
387,119,266
Containers & Packaging — 0.3%
Greif, Inc., Class A, NVS .............. 665,301 43,637,093
Greif, Inc., Class B .................. 133,242 8,795,304
Myers Industries, Inc. ................ 979,694 19,153,018
O-I Glass, Inc.
(a)(b)
................... 4,346,415 71,194,278
Pactiv Evergreen, Inc. ............... 1,120,258 15,358,737
Ranpak Holdings Corp., Class A
(a)(b)
...... 1,225,713 7,133,649
TriMas Corp.
(b)
..................... 1,097,719 27,805,222
193,077,301
Distributors — 0.0%
Weyco Group, Inc. .................. 147,432 4,623,468
Diversified Consumer Services — 1.2%
2U, Inc.
(a)(b)
....................... 2,354,510 2,896,047
Adtalem Global Education, Inc.
(a)
........ 1,058,631 62,406,297
Carriage Services, Inc. ............... 359,568 8,992,796
Chegg, Inc.
(a)(b)
.................... 3,187,005 36,204,377
Coursera, Inc.
(a)(b)
................... 3,474,770 67,306,295
Duolingo, Inc., Class A
(a)(b)
............. 781,352 177,249,701
European Wax Center, Inc., Class A
(a)(b)
.... 899,232 12,220,563
Frontdoor, Inc.
(a)
.................... 2,148,899 75,684,223
Graham Holdings Co., Class B .......... 100,416 69,941,752
Laureate Education, Inc. .............. 3,493,895 47,901,300
Lincoln Educational Services Corp.
(a)(b)
..... 577,228 5,795,369
Nerdy, Inc., Class A
(a)
................ 1,692,159 5,804,105
OneSpaWorld Holdings Ltd.
(a)
.......... 2,245,587 31,662,777
Perdoceo Education Corp. ............. 1,731,733 30,409,232
Rover Group, Inc., Class A
(a)(b)
.......... 2,434,021 26,482,149
Strategic Education, Inc.
(b)
............. 616,365 56,933,635
Stride, Inc.
(a)(b)
..................... 1,129,868 67,080,263
Udemy, Inc.
(a)(b)
.................... 2,353,371 34,665,155
Universal Technical Institute, Inc.
(a)(b)
...... 830,124 10,393,152
WW International, Inc.
(a)(b)
............. 1,448,000 12,670,000
842,699,188
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. ............. 2,094,493 39,837,257
Alpine Income Property Trust, Inc. ....... 351,457 5,943,138
American Assets Trust, Inc. ............ 1,336,673 30,088,509
Armada Hoffler Properties, Inc. ......... 1,864,093 23,058,830
Broadstone Net Lease, Inc. ............ 5,097,954 87,786,768
CTO Realty Growth, Inc. .............. 594,911 10,309,808
Empire State Realty Trust, Inc., Class A
(b)
... 3,527,802 34,184,401
Essential Properties Realty Trust, Inc. ..... 4,223,010 107,940,136
Gladstone Commercial Corp. ........... 1,100,341 14,568,515
Global Net Lease, Inc. ............... 5,320,243 52,936,418
NexPoint Diversified Real Estate Trust
(b)
... 833,988 6,630,204
One Liberty Properties, Inc. ............ 451,852 9,900,077
423,184,061
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a)(b)
.................... 339,972 11,327,867
AST SpaceMobile, Inc., Class A
(a)(b)
....... 2,121,630 12,793,429

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
ATN International, Inc. ............... 289,571 $ 11,284,582
Bandwidth, Inc., Class A
(a)(b)
............ 635,449 9,194,947
Charge Enterprises, Inc.
(a)(b)
............ 3,549,994 405,054
Cogent Communications Holdings, Inc. .... 1,165,583 88,654,243
Consolidated Communications Holdings, Inc.
(a)
(b)
........................... 2,016,637 8,772,371
EchoStar Corp., Class A
(a)(b)
............ 931,418 15,433,596
Globalstar, Inc.
(a)(b)
.................. 18,661,455 36,203,223
IDT Corp., Class B
(a)(b)
................ 409,550 13,961,559
Liberty Latin America Ltd., Class A
(a)
...... 975,792 7,133,040
Liberty Latin America Ltd., Class C, NVS
(a)(b)
. 3,688,903 27,076,548
Lumen Technologies, Inc.
(a)
............ 27,844,149 50,954,793
Ooma, Inc.
(a)(b)
..................... 601,237 6,451,273
Shenandoah Telecommunications Co.
(b)
.... 1,279,416 27,660,974
327,307,499
Electric Utilities — 0.7%
ALLETE, Inc. ..................... 1,573,617 96,242,416
Genie Energy Ltd., Class B ............ 522,417 14,695,590
MGE Energy, Inc. ................... 955,758 69,110,861
Otter Tail Corp. .................... 1,101,647 93,606,945
PNM Resources, Inc. ................ 2,257,606 93,916,410
Portland General Electric Co. ........... 2,769,908 120,047,813
487,620,035
Electrical Equipment — 1.4%
Allient, Inc. ....................... 337,632 10,199,863
Amprius Technologies, Inc.
(a)(b)
.......... 196,440 1,039,168
Array Technologies, Inc.
(a)(b)
............ 4,042,134 67,907,851
Atkore, Inc.
(a)(b)
..................... 1,012,023 161,923,680
Babcock & Wilcox Enterprises, Inc.
(a)(b)
..... 1,687,675 2,464,005
Blink Charging Co.
(a)(b)
................ 1,440,736 4,884,095
Bloom Energy Corp., Class A
(a)(b)
........ 5,145,838 76,158,402
Dragonfly Energy Holdings Corp.
(a)(b)
...... 655,327 355,056
Encore Wire Corp.
(b)
................. 400,055 85,451,748
Energy Vault Holdings, Inc.
(a)(b)
.......... 2,599,590 6,057,045
EnerSys
(b)
........................ 1,103,334 111,392,601
Enovix Corp.
(a)(b)
.................... 3,696,730 46,283,060
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 2,878,178 3,137,214
ESS Tech, Inc.
(a)(b)
.................. 2,344,991 2,673,290
Fluence Energy, Inc., Class A
(a)(b)
........ 1,567,023 37,373,499
FTC Solar, Inc.
(a)(b)
.................. 1,590,844 1,102,137
FuelCell Energy, Inc.
(a)(b)
.............. 12,125,104 19,400,166
GrafTech International Ltd. ............ 5,232,804 11,459,841
LSI Industries, Inc. .................. 733,921 10,333,608
NEXTracker, Inc., Class A
(a)(b)
........... 1,326,912 62,165,827
NuScale Power Corp., Class A
(a)(b)
........ 1,405,650 4,624,588
Powell Industries, Inc. ................ 243,750 21,547,500
Preformed Line Products Co.
(b)
.......... 65,720 8,797,279
SES AI Corp., Class A
(a)(b)
............. 3,388,259 6,200,514
Shoals Technologies Group, Inc., Class A
(a)(b)
4,569,532 71,010,527
SKYX Platforms Corp.
(a)(b)
............. 1,520,138 2,432,221
Stem, Inc.
(a)(b)
..................... 3,824,068 14,837,384
SunPower Corp.
(a)(b)
................. 2,401,844 11,600,907
Thermon Group Holdings, Inc.
(a)
......... 876,864 28,559,460
TPI Composites, Inc.
(a)(b)
.............. 1,157,532 4,792,182
Vicor Corp.
(a)(b)
..................... 592,649 26,633,646
922,798,364
Electronic Equipment, Instruments & Components — 2.7%
908 Devices, Inc.
(a)(b)
................. 581,648 6,526,091
Advanced Energy Industries, Inc.
(b)
....... 1,001,697 109,104,837
Aeva Technologies, Inc.
(a)(b)
............ 2,195,767 1,663,733
Akoustis Technologies, Inc.
(a)(b)
.......... 1,879,027 1,567,109
Arlo Technologies, Inc.
(a)(b)
............. 2,392,809 22,779,542
Badger Meter, Inc.
(b)
................. 782,409 120,780,477
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Bel Fuse, Inc., Class B, NVS ........... 281,232 $ 18,777,861
Belden, Inc.
(b)
..................... 1,135,711 87,733,675
Benchmark Electronics, Inc. ........... 957,325 26,460,463
Climb Global Solutions, Inc. ............ 109,355 5,995,935
CTS Corp. ....................... 812,916 35,556,946
Daktronics, Inc.
(a)(b)
.................. 999,330 8,474,318
ePlus, Inc.
(a)(b)
..................... 736,023 58,764,076
Evolv Technologies Holdings, Inc., Class A
(a)(b)
3,017,518 14,242,685
Fabrinet
(a)
........................ 982,314 186,963,824
FARO Technologies, Inc.
(a)(b)
........... 508,738 11,461,867
Insight Enterprises, Inc.
(a)(b)
............ 772,731 136,920,206
Iteris, Inc.
(a)(b)
...................... 1,031,712 5,364,902
Itron, Inc.
(a)(b)
...................... 1,219,762 92,104,229
Kimball Electronics, Inc.
(a)(b)
............ 618,146 16,659,035
Knowles Corp.
(a)
................... 2,412,796 43,213,176
Lightwave Logic, Inc.
(a)(b)
.............. 3,120,886 15,542,012
Luna Innovations, Inc.
(a)(b)
............. 853,805 5,677,803
Methode Electronics, Inc. ............. 913,257 20,758,332
MicroVision, Inc.
(a)(b)
................. 5,036,817 13,397,933
Mirion Technologies, Inc., Class A
(a)(b)
..... 5,341,218 54,747,485
Motomova, Inc., NVS
(a)(d)
.............. 26,106 —
Napco Security Technologies, Inc. ....... 884,753 30,302,790
nLight, Inc.
(a)(b)
..................... 1,187,990 16,037,865
Novanta, Inc.
(a)(b)
................... 957,538 161,258,975
OSI Systems, Inc.
(a)
................. 429,708 55,453,817
PAR Technology Corp.
(a)(b)
............. 709,939 30,910,744
PC Connection, Inc. ................. 312,207 20,983,432
Plexus Corp.
(a)
..................... 732,641 79,220,471
Presto Automation, Inc.
(a)
.............. 215,555 114,567
Richardson Electronics Ltd. ............ 310,609 4,146,630
Rogers Corp.
(a)(b)
................... 460,903 60,871,459
Sanmina Corp.
(a)(b)
.................. 1,520,888 78,128,017
ScanSource, Inc.
(a)(b)
................. 687,133 27,217,338
SmartRent, Inc., Class A
(a)(b)
............ 4,928,887 15,723,150
TTM Technologies, Inc.
(a)
.............. 2,751,988 43,508,930
Vishay Intertechnology, Inc. ............ 3,438,444 82,419,503
Vishay Precision Group, Inc.
(a)
.......... 321,976 10,969,722
Vuzix Corp.
(a)(b)
.................... 1,586,486 3,307,823
1,841,813,785
Energy Equipment & Services — 2.4%
Archrock, Inc. ..................... 3,738,604 57,574,502
Atlas Energy Solutions, Inc.
(b)
........... 456,974 7,869,092
Borr Drilling Ltd.
(a)(b)
................. 5,876,138 43,248,376
Bristow Group, Inc.
(a)(b)
............... 620,195 17,532,913
Cactus, Inc., Class A ................ 1,737,109 78,864,749
ChampionX Corp.
(b)
................. 5,259,421 153,627,687
Core Laboratories, Inc.
(b)
.............. 1,244,707 21,981,526
Diamond Offshore Drilling, Inc.
(a)(b)
....... 2,706,196 35,180,548
DMC Global, Inc.
(a)(b)
................. 529,921 9,973,113
Dril-Quip, Inc.
(a)(b)
................... 892,926 20,778,388
Expro Group Holdings NV
(a)(b)
........... 2,391,801 38,077,472
Forum Energy Technologies, Inc.
(a)
....... 248,658 5,512,748
Helix Energy Solutions Group, Inc.
(a)
...... 3,854,985 39,629,246
Helmerich & Payne, Inc. .............. 2,690,839 97,462,189
KLX Energy Services Holdings, Inc.
(a)(b)
.... 332,581 3,744,862
Kodiak Gas Services, Inc. ............. 422,953 8,492,896
Liberty Energy, Inc., Class A ........... 4,390,487 79,643,434
Mammoth Energy Services, Inc.
(a)(b)
....... 601,685 2,683,515
Nabors Industries Ltd.
(a)
.............. 245,057 20,004,003
Newpark Resources, Inc.
(a)
............ 2,005,485 13,316,420
Noble Corp. plc .................... 3,008,857 144,906,553
Oceaneering International, Inc.
(a)(b)
....... 2,690,595 57,255,862
Oil States International, Inc.
(a)(b)
......... 1,674,191 11,367,757
Patterson-UTI Energy, Inc. ............ 9,469,320 102,268,656

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
ProFrac Holding Corp., Class A
(a)(b)
....... 714,719 $ 6,060,817
ProPetro Holding Corp.
(a)
.............. 2,582,422 21,640,696
Ranger Energy Services, Inc. ........... 380,457 3,892,075
RPC, Inc. ........................ 2,263,826 16,480,653
SEACOR Marine Holdings, Inc.
(a)(b)
....... 629,509 7,925,518
Seadrill Ltd.
(a)
..................... 1,420,311 67,152,304
Select Water Solutions, Inc., Class A ...... 2,152,460 16,337,171
Solaris Oilfield Infrastructure, Inc., Class A .. 799,572 6,364,593
TETRA Technologies, Inc.
(a)(b)
........... 3,348,581 15,135,586
Tidewater, Inc.
(a)(b)
.................. 1,240,533 89,454,835
US Silica Holdings, Inc.
(a)
............. 2,003,377 22,658,194
Valaris Ltd.
(a)
...................... 1,612,406 110,562,679
Weatherford International plc
(a)
.......... 1,898,954 185,774,670
1,640,436,298
Entertainment — 0.4%
(b)
Atlanta Braves Holdings, Inc., Class A
(a)
.... 295,149 12,626,474
Atlanta Braves Holdings, Inc., Class C, NVS
(a)
1,184,788 46,893,909
Cinemark Holdings, Inc.
(a)
............. 2,941,197 41,441,466
IMAX Corp.
(a)
..................... 1,183,874 17,781,788
Lions Gate Entertainment Corp., Class A
(a)
.. 1,727,374 18,828,376
Lions Gate Entertainment Corp., Class B,
NVS
(a)
........................ 3,060,988 31,191,468
Loop Media, Inc.
(a)
.................. 891,102 891,102
Madison Square Garden Entertainment Corp.
(a)
1,058,975 33,664,815
Marcus Corp. (The) ................. 639,361 9,321,884
Playstudios, Inc., Class A
(a)
............ 2,231,700 6,047,907
Reservoir Media, Inc.
(a)
............... 519,148 3,701,525
Sphere Entertainment Co., Class A
(a)
...... 712,132 24,184,003
Vivid Seats, Inc., Class A
(a)
............ 642,723 4,062,009
250,636,726
Financial Services — 2.4%
Acacia Research Corp.
(a)(b)
............. 891,146 3,493,292
Alerus Financial Corp. ............... 536,862 12,020,340
A-Mark Precious Metals, Inc. ........... 539,744 16,327,256
AvidXchange Holdings, Inc.
(a)(b)
.......... 4,186,247 51,867,600
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 761,058 18,828,575
Cannae Holdings, Inc.
(a)(b)
............. 1,984,459 38,716,795
Cantaloupe, Inc.
(a)(b)
................. 1,563,007 11,581,882
Cass Information Systems, Inc. ......... 381,174 17,171,889
Compass Diversified Holdings .......... 1,776,664 39,886,107
Enact Holdings, Inc. ................. 893,008 25,799,001
Essent Group Ltd. .................. 2,861,281 150,903,960
EVERTEC, Inc. .................... 1,785,636 73,103,938
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 260,963 49,901,345
Finance of America Cos., Inc., Class A
(a)(b)
.. 1,249,060 1,373,966
Flywire Corp.
(a)(b)
................... 2,852,986 66,046,626
I3 Verticals, Inc., Class A
(a)
............. 611,269 12,940,565
International Money Express, Inc.
(a)(b)
...... 858,677 18,968,175
Jackson Financial, Inc., Class A ......... 1,752,869 89,746,893
Marqeta, Inc., Class A
(a)(b)
............. 12,853,404 89,716,760
Merchants Bancorp ................. 486,104 20,698,308
Mr Cooper Group, Inc.
(a)
.............. 1,773,148 115,467,398
NewtekOne, Inc.
(b)
.................. 684,944 9,452,227
NMI Holdings, Inc., Class A
(a)
........... 2,271,191 67,408,949
Ocwen Financial Corp.
(a)(b)
............. 180,227 5,543,782
Pagseguro Digital Ltd., Class A
(a)
........ 5,553,474 69,251,821
Payoneer Global, Inc.
(a)
............... 5,753,020 29,973,234
Paysafe Ltd.
(a)
..................... 884,577 11,313,740
Paysign, Inc.
(a)(b)
.................... 819,248 2,293,894
PennyMac Financial Services, Inc. ....... 719,024 63,540,151
Priority Technology Holdings, Inc.
(a)(b)
...... 236,969 843,610
Security
Shares
Shares Value
Financial Services (continued)
Radian Group, Inc. .................. 3,231,567 $ 92,261,238
Remitly Global, Inc.
(a)(b)
............... 3,555,859 69,054,782
Repay Holdings Corp., Class A
(a)(b)
....... 2,306,386 19,696,536
Security National Financial Corp., Class A
(a)(b)
331,634 2,984,709
StoneCo Ltd., Class A
(a)
.............. 7,876,601 142,015,116
SWK Holdings Corp.
(a)(b)
.............. 44,611 782,031
Velocity Financial, Inc.
(a)(b)
............. 241,341 4,155,892
Walker & Dunlop, Inc. ................ 877,504 97,411,719
Waterstone Financial, Inc. ............. 570,645 8,103,159
1,620,647,261
Food Products — 1.0%
Alico, Inc.
(b)
....................... 190,557 5,541,398
B&G Foods, Inc. ................... 1,971,113 20,696,686
Benson Hill, Inc.
(a)(b)
................. 4,581,301 796,230
Beyond Meat, Inc.
(a)(b)
................ 1,602,312 14,260,577
BRC, Inc., Class A
(a)(b)
................ 1,003,083 3,641,191
Calavo Growers, Inc. ................ 466,572 13,721,882
Cal-Maine Foods, Inc. ................ 1,148,844 65,932,157
Dole plc ......................... 1,916,510 23,553,908
Forafric Global plc
(a)(b)
................ 54,671 578,966
Fresh Del Monte Produce, Inc. .......... 921,074 24,178,192
Hain Celestial Group, Inc. (The)
(a)(b)
....... 2,390,769 26,178,920
J & J Snack Foods Corp. .............. 401,127 67,044,367
J M Smucker Co. (The) ............... 1 126
John B Sanfilippo & Son, Inc. ........... 238,376 24,562,263
Lancaster Colony Corp. .............. 521,006 86,690,188
Limoneira Co. ..................... 459,830 9,486,293
Mission Produce, Inc.
(a)(b)
.............. 1,261,421 12,727,738
Seneca Foods Corp., Class A
(a)(b)
........ 140,479 7,366,719
Simply Good Foods Co. (The)
(a)
......... 2,415,786 95,665,126
Sovos Brands, Inc.
(a)(b)
............... 1,460,498 32,174,771
SunOpta, Inc.
(a)(b)
................... 2,511,800 13,739,546
TreeHouse Foods, Inc.
(a)(b)
............. 1,377,188 57,084,443
Utz Brands, Inc., Class A
(b)
............ 1,975,690 32,085,206
Vital Farms, Inc.
(a)(b)
................. 798,901 12,534,757
Westrock Coffee Co.
(a)(b)
.............. 732,708 7,480,949
657,722,599
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A .... 3,209,824 113,242,591
Chesapeake Utilities Corp. ............ 568,317 60,031,325
New Jersey Resources Corp. ........... 2,607,224 116,230,046
Northwest Natural Holding Co. .......... 988,625 38,497,057
ONE Gas, Inc. ..................... 1,482,166 94,443,618
RGC Resources, Inc. ................ 191,951 3,904,283
Southwest Gas Holdings, Inc. .......... 1,655,782 104,893,790
Spire, Inc. ........................ 1,396,278 87,043,970
618,286,680
Ground Transportation — 0.5%
ArcBest Corp.
(b)
.................... 635,667 76,413,530
Covenant Logistics Group, Inc., Class A .... 224,620 10,341,505
Daseke, Inc.
(a)(b)
.................... 1,138,120 9,218,772
FTAI Infrastructure, Inc. ............... 2,535,837 9,864,406
Heartland Express, Inc.
(b)
............. 1,224,237 17,457,620
Marten Transport Ltd. ................ 1,563,363 32,799,356
PAM Transportation Services, Inc.
(a)(b)
..... 179,817 3,736,597
RXO, Inc.
(a)(b)
...................... 3,099,191 72,087,183
TuSimple Holdings, Inc., Class A
(a)(b)
...... 4,527,288 3,974,053
Universal Logistics Holdings, Inc. ........ 181,076 5,073,749
Werner Enterprises, Inc. .............. 1,769,391 74,969,097
315,935,868

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies — 2.8%
Accuray, Inc.
(a)(b)
.................... 2,487,376 $ 7,039,274
Alphatec Holdings, Inc.
(a)(b)
............. 2,469,996 37,321,640
AngioDynamics, Inc.
(a)(b)
.............. 1,018,924 7,988,364
Artivion, Inc.
(a)(b)
.................... 1,045,929 18,701,210
AtriCure, Inc.
(a)(b)
................... 1,236,616 44,134,825
Atrion Corp. ...................... 35,930 13,609,925
Avanos Medical, Inc.
(a)(b)
.............. 1,232,022 27,634,253
AxoGen, Inc.
(a)(b)
................... 1,073,030 7,328,795
Axonics, Inc.
(a)(b)
.................... 1,325,551 82,489,039
Beyond Air, Inc.
(a)(b)
.................. 709,352 1,390,330
Butterfly Network, Inc., Class A
(a)(b)
....... 3,969,944 4,287,539
Cerus Corp.
(a)
..................... 4,642,414 10,027,614
ClearPoint Neuro, Inc.
(a)(b)
............. 592,416 4,022,505
CONMED Corp.
(b)
.................. 819,824 89,778,926
Cutera, Inc.
(a)(b)
.................... 485,262 1,710,549
CVRx, Inc.
(a)
...................... 292,261 9,188,686
Embecta Corp. .................... 1,548,778 29,318,368
Glaukos Corp.
(a)(b)
................... 1,263,567 100,440,941
Haemonetics Corp.
(a)(b)
............... 1,332,283 113,923,519
Inari Medical, Inc.
(a)(b)
................ 1,426,636 92,617,209
Inmode Ltd.
(a)(b)
.................... 2,073,205 46,108,079
Inogen, Inc.
(a)(b)
.................... 650,628 3,571,948
Integer Holdings Corp.
(a)(b)
............. 886,668 87,851,065
iRadimed Corp. .................... 187,846 8,917,050
iRhythm Technologies, Inc.
(a)(b)
.......... 821,583 87,942,244
KORU Medical Systems, Inc.
(a)(b)
......... 744,827 1,828,550
Lantheus Holdings, Inc.
(a)(b)
............ 1,815,471 112,559,202
LeMaitre Vascular, Inc. ............... 516,356 29,308,367
LivaNova plc
(a)
..................... 1,447,164 74,876,265
Merit Medical Systems, Inc.
(a)
........... 1,513,360 114,954,826
Nano-X Imaging Ltd.
(a)(b)
.............. 1,263,775 8,050,247
Neogen Corp.
(a)(b)
................... 5,806,149 116,761,656
Nevro Corp.
(a)(b)
.................... 966,094 20,790,343
Omnicell, Inc.
(a)(b)
................... 1,207,975 45,456,099
OraSure Technologies, Inc.
(a)(b)
.......... 1,917,869 15,726,526
Orchestra BioMed Holdings, Inc.
(a)(b)
...... 344,752 3,147,586
Orthofix Medical, Inc.
(a)
............... 941,719 12,694,372
OrthoPediatrics Corp.
(a)(b)
.............. 420,825 13,681,021
Outset Medical, Inc.
(a)(b)
............... 1,358,376 7,348,814
Paragon 28, Inc.
(a)(b)
................. 1,185,912 14,740,886
PROCEPT BioRobotics Corp.
(a)(b)
........ 1,077,032 45,138,411
Pulmonx Corp.
(a)(b)
.................. 981,610 12,515,527
Pulse Biosciences, Inc.
(a)(b)
............. 427,749 5,235,648
RxSight, Inc.
(a)(b)
.................... 764,272 30,815,447
Sanara Medtech, Inc.
(a)(b)
.............. 102,633 4,218,216
Semler Scientific, Inc.
(a)(b)
.............. 122,987 5,447,094
SI-BONE, Inc.
(a)(b)
................... 1,056,037 22,166,217
Sight Sciences, Inc.
(a)(b)
............... 556,931 2,873,764
Silk Road Medical, Inc.
(a)(b)
............. 1,027,332 12,605,364
STAAR Surgical Co.
(a)(b)
............... 1,298,485 40,525,717
Surmodics, Inc.
(a)(b)
.................. 365,002 13,267,823
Tactile Systems Technology, Inc.
(a)
....... 624,177 8,925,731
Tela Bio, Inc.
(a)(b)
.................... 412,320 2,729,558
TransMedics Group, Inc.
(a)(b)
............ 846,379 66,804,694
Treace Medical Concepts, Inc.
(a)(b)
........ 1,224,216 15,608,754
UFP Technologies, Inc.
(a)(b)
............. 188,564 32,440,551
Utah Medical Products, Inc. ............ 76,684 6,458,326
Varex Imaging Corp.
(a)(b)
.............. 1,018,198 20,873,059
Vicarious Surgical, Inc., Class A
(a)(b)
....... 1,771,556 649,630
Zimvie, Inc.
(a)(b)
.................... 689,536 12,239,264
Zynex, Inc.
(a)(b)
..................... 472,975 5,150,698
1,895,958,150
Security
Shares
Shares Value
Health Care Providers & Services — 2.5%
23andMe Holding Co., Class A
(a)(b)
....... 7,938,754 $ 7,252,052
Accolade, Inc.
(a)(b)
................... 1,818,223 21,836,858
AdaptHealth Corp.
(a)(b)
................ 2,562,197 18,678,416
Addus HomeCare Corp.
(a)
............. 414,536 38,489,668
Agiliti, Inc.
(a)(b)
..................... 804,680 6,373,066
AirSculpt Technologies, Inc.
(a)(b)
......... 311,885 2,336,019
Alignment Healthcare, Inc.
(a)(b)
.......... 2,295,817 19,766,984
AMN Healthcare Services, Inc.
(a)(b)
....... 1,037,253 77,669,505
Apollo Medical Holdings, Inc.
(a)(b)
......... 1,137,873 43,580,536
Aveanna Healthcare Holdings, Inc.
(a)
...... 1,323,963 3,548,221
Brookdale Senior Living, Inc.
(a)(b)
......... 4,990,028 29,041,963
Cano Health, Inc.
(a)(b)
................ 95,117 558,337
CareMax, Inc., Class A
(a)(b)
............. 2,063,495 1,028,033
Castle Biosciences, Inc.
(a)
............. 661,911 14,284,039
Community Health Systems, Inc.
(a)(b)
...... 3,380,020 10,579,463
CorVel Corp.
(a)(b)
.................... 228,712 56,539,894
Cross Country Healthcare, Inc.
(a)(b)
....... 933,452 21,133,353
DocGo, Inc.
(a)(b)
.................... 2,059,201 11,510,934
Enhabit, Inc.
(a)(b)
.................... 1,333,277 13,799,417
Ensign Group, Inc. (The)
(b)
............. 1,449,190 162,613,610
Fulgent Genetics, Inc.
(a)(b)
............. 548,487 15,856,759
Guardant Health, Inc.
(a)(b)
.............. 3,015,806 81,577,552
HealthEquity, Inc.
(a)(b)
................ 2,245,256 148,860,473
Hims & Hers Health, Inc., Class A
(a)(b)
..... 3,256,627 28,983,980
InfuSystem Holdings, Inc.
(a)(b)
........... 434,521 4,579,851
Innovage Holding Corp.
(a)(b)
............ 507,066 3,042,396
Invitae Corp.
(a)(b)
.................... 7,143,408 4,477,488
Joint Corp. (The)
(a)
.................. 384,765 3,697,592
LifeStance Health Group, Inc.
(a)(b)
........ 2,821,681 22,093,762
ModivCare, Inc.
(a)
................... 340,357 14,972,304
National HealthCare Corp. ............. 346,241 31,999,593
National Research Corp. .............. 365,001 14,439,440
NeoGenomics, Inc.
(a)(b)
............... 3,400,132 55,014,136
OPKO Health, Inc.
(a)(b)
................ 10,886,409 16,438,478
Option Care Health, Inc.
(a)
............. 4,473,251 150,703,826
Owens & Minor, Inc.
(a)(b)
............... 1,992,147 38,388,673
P3 Health Partners, Inc., Class A
(a)(b)
...... 1,079,289 1,521,797
Patterson Cos., Inc. ................. 2,292,827 65,230,928
Pediatrix Medical Group, Inc.
(a)
.......... 2,243,676 20,866,187
Pennant Group, Inc. (The)
(a)
............ 757,612 10,545,959
PetIQ, Inc., Class A
(a)(b)
............... 735,049 14,517,218
Privia Health Group, Inc.
(a)(b)
............ 3,000,201 69,094,629
Progyny, Inc.
(a)(b)
................... 2,111,025 78,487,909
Quipt Home Medical Corp.
(a)
........... 934,855 4,758,412
RadNet, Inc.
(a)(b)
.................... 1,620,736 56,352,991
Select Medical Holdings Corp. .......... 2,778,588 65,296,818
Surgery Partners, Inc.
(a)(b)
............. 2,021,965 64,682,660
US Physical Therapy, Inc. ............. 393,708 36,669,963
Viemed Healthcare, Inc.
(a)
............. 825,097 6,477,011
1,690,249,153
Health Care REITs — 0.6%
CareTrust REIT, Inc. ................. 2,690,682 60,217,463
Community Healthcare Trust, Inc. ........ 722,873 19,257,337
Diversified Healthcare Trust ............ 6,416,456 23,997,545
Global Medical REIT, Inc. ............. 1,680,320 18,651,552
LTC Properties, Inc. ................. 1,102,295 35,405,715
National Health Investors, Inc. .......... 1,140,380 63,690,223
Physicians Realty Trust ............... 6,605,099 87,913,868
Sabra Health Care REIT, Inc. ........... 6,242,340 89,078,192
Universal Health Realty Income Trust ..... 360,420 15,588,165
413,800,060

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology — 0.5%
American Well Corp., Class A
(a)(b)
........ 6,516,390 $ 9,709,421
Computer Programs & Systems, Inc.
(a)(b)
... 383,239 4,292,277
Definitive Healthcare Corp., Class A
(a)(b)
.... 1,273,562 12,659,206
Evolent Health, Inc., Class A
(a)(b)
......... 2,937,765 97,034,378
Health Catalyst, Inc.
(a)(b)
............... 1,516,795 14,045,522
HealthStream, Inc. .................. 636,808 17,212,920
Multiplan Corp., Class A
(a)(b)
............ 10,395,752 14,969,883
OptimizeRx Corp.
(a)(b)
................ 437,769 6,264,474
Phreesia, Inc.
(a)(b)
................... 1,430,802 33,123,066
Schrodinger, Inc.
(a)(b)
................. 1,458,406 52,210,935
Sharecare, Inc., Class A
(a)(b)
............ 8,229,708 8,888,085
Simulations Plus, Inc.
(b)
............... 413,953 18,524,397
Veradigm, Inc.
(a)
.................... 2,862,996 30,032,828
318,967,392
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc. ............ 5,853,371 97,224,492
Braemar Hotels & Resorts, Inc. ......... 1,807,045 4,517,613
Chatham Lodging Trust ............... 1,312,473 14,069,711
DiamondRock Hospitality Co. ........... 5,693,314 53,460,218
Pebblebrook Hotel Trust
(b)
............. 3,282,928 52,461,189
RLJ Lodging Trust .................. 4,226,121 49,530,138
Ryman Hospitality Properties, Inc. ....... 1,564,020 172,136,041
Service Properties Trust .............. 4,432,442 37,853,055
Summit Hotel Properties, Inc. ........... 2,590,635 17,409,067
Sunstone Hotel Investors, Inc. .......... 5,594,476 60,028,728
Xenia Hotels & Resorts, Inc. ........... 2,899,516 39,491,408
598,181,660
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc., Class A
(a)(b)
..... 1,320,178 13,558,228
Bally's Corp.
(a)(b)
.................... 771,887 10,760,105
Biglari Holdings, Inc., Class B, NVS
(a)(b)
.... 19,238 3,172,923
BJ's Restaurants, Inc.
(a)
............... 616,773 22,209,996
Bloomin' Brands, Inc. ................ 2,412,576 67,914,014
Bluegreen Vacations Holding Corp. ....... 286,726 21,538,857
Bowlero Corp., Class A
(a)(b)
............. 451,110 6,387,718
Brinker International, Inc.
(a)(b)
........... 1,183,994 51,124,861
Carrols Restaurant Group, Inc. .......... 972,958 7,666,909
Century Casinos, Inc.
(a)(b)
.............. 677,131 3,304,399
Cheesecake Factory, Inc. (The)
(b)
........ 1,296,539 45,391,830
Chuy's Holdings, Inc.
(a)(b)
.............. 467,584 17,875,736
Cracker Barrel Old Country Store, Inc. ..... 628,194 48,421,194
Dave & Buster's Entertainment, Inc.
(a)(b)
.... 968,964 52,178,711
Denny's Corp.
(a)(b)
................... 1,331,870 14,490,746
Dine Brands Global, Inc. .............. 421,133 20,909,253
El Pollo Loco Holdings, Inc.
(a)
........... 737,247 6,502,519
Everi Holdings, Inc.
(a)(b)
............... 2,218,658 25,004,276
First Watch Restaurant Group, Inc.
(a)(b)
..... 561,193 11,279,979
Full House Resorts, Inc.
(a)(b)
............ 842,724 4,525,428
Global Business Travel Group I
(a)(b)
....... 829,889 5,352,784
Golden Entertainment, Inc. ............ 540,113 21,566,712
Hilton Grand Vacations, Inc.
(a)(b)
......... 2,188,857 87,948,274
Inspired Entertainment, Inc.
(a)(b)
.......... 561,630 5,548,904
International Game Technology plc ....... 2,909,160 79,740,076
Jack in the Box, Inc. ................. 543,838 44,393,496
Krispy Kreme, Inc.
(b)
................. 2,318,886 34,991,990
Kura Sushi USA, Inc., Class A
(a)(b)
........ 155,642 11,828,792
Life Time Group Holdings, Inc.
(a)(b)
........ 1,208,941 18,230,830
Light & Wonder, Inc., Class A
(a)(b)
........ 2,438,919 200,259,639
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 935,081 10,538,363
Monarch Casino & Resort, Inc. .......... 357,735 24,737,375
Mondee Holdings, Inc., Class A
(a)(b)
....... 1,207,396 3,332,413
Nathan's Famous, Inc. ............... 61,740 4,816,337
Noodles & Co., Class A
(a)(b)
............ 1,103,858 3,477,153
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 552,143 $ 3,379,115
Papa John's International, Inc. .......... 878,431 66,962,795
PlayAGS, Inc.
(a)
.................... 981,748 8,276,136
Portillo's, Inc., Class A
(a)(b)
............. 1,196,921 19,066,952
Potbelly Corp.
(a)(b)
................... 666,881 6,948,900
RCI Hospitality Holdings, Inc.
(b)
.......... 231,243 15,322,161
Red Robin Gourmet Burgers, Inc.
(a)(b)
...... 454,367 5,665,957
Red Rock Resorts, Inc., Class A ......... 1,289,886 68,789,620
Rush Street Interactive, Inc., Class A
(a)(b)
... 1,717,897 7,713,358
Sabre Corp.
(a)(b)
.................... 8,878,870 39,067,028
SeaWorld Entertainment, Inc.
(a)(b)
........ 981,530 51,854,230
Shake Shack, Inc., Class A
(a)(b)
.......... 1,011,341 74,960,595
Six Flags Entertainment Corp.
(a)(b)
........ 1,943,836 48,751,407
Super Group SGHC Ltd.
(a)(b)
............ 3,588,347 11,375,060
Sweetgreen, Inc., Class A
(a)(b)
........... 2,575,468 29,102,788
Target Hospitality Corp.
(a)
............. 822,718 8,005,046
Xponential Fitness, Inc., Class A
(a)
....... 656,601 8,463,587
1,484,685,555
Household Durables — 2.4%
Beazer Homes USA, Inc.
(a)(b)
........... 784,851 26,520,115
Cavco Industries, Inc.
(a)(b)
.............. 230,712 79,969,393
Century Communities, Inc. ............ 769,327 70,116,463
Cricut, Inc., Class A
(b)
................ 1,296,964 8,546,993
Dream Finders Homes, Inc., Class A
(a)(b)
.... 640,628 22,761,513
Ethan Allen Interiors, Inc. ............. 608,376 19,419,362
GoPro, Inc., Class A
(a)(b)
............... 3,408,952 11,829,063
Green Brick Partners, Inc.
(a)(b)
........... 690,795 35,879,892
Helen of Troy Ltd.
(a)(b)
................ 637,829 77,056,121
Hooker Furnishings Corp. ............. 283,384 7,390,655
Hovnanian Enterprises, Inc., Class A
(a)(b)
... 130,719 20,342,491
Installed Building Products, Inc.
(b)
........ 636,890 116,436,230
iRobot Corp.
(a)(b)
.................... 736,024 28,484,129
KB Home ........................ 1,908,688 119,216,652
Landsea Homes Corp.
(a)
.............. 527,636 6,933,137
La-Z-Boy, Inc. ..................... 1,203,407 44,429,786
Legacy Housing Corp.
(a)(b)
............. 230,112 5,803,425
LGI Homes, Inc.
(a)(b)
................. 549,872 73,220,956
Lovesac Co. (The)
(a)(b)
................ 377,411 9,642,851
M/I Homes, Inc.
(a)(b)
.................. 722,584 99,528,720
MDC Holdings, Inc. ................. 1,635,253 90,347,728
Meritage Homes Corp. ............... 971,858 169,297,664
Purple Innovation, Inc.
(b)
.............. 1,518,049 1,563,590
Skyline Champion Corp.
(a)(b)
............ 1,423,906 105,739,260
Snap One Holdings Corp.
(a)(b)
........... 475,542 4,237,079
Sonos, Inc.
(a)(b)
..................... 3,411,416 58,471,670
Taylor Morrison Home Corp.
(a)(b)
......... 2,773,731 147,978,549
Traeger, Inc.
(a)(b)
.................... 950,619 2,595,190
TRI Pointe Homes, Inc.
(a)(b)
............ 2,533,059 89,670,289
United Homes Group, Inc., Class A
(a)(b)
..... 103,666 873,904
Vizio Holding Corp., Class A
(a)
.......... 2,043,408 15,734,242
VOXX International Corp., Class A
(a)(b)
..... 319,572 3,413,029
Worthington Enterprises, Inc. ........... 825,760 47,522,488
1,620,972,629
Household Products — 0.3%
Central Garden & Pet Co.
(a)(b)
........... 264,075 13,232,798
Central Garden & Pet Co., Class A, NVS
(a)(b)
. 1,068,873 47,073,167
Energizer Holdings, Inc. .............. 1,906,097 60,385,153
Oil-Dri Corp. of America .............. 127,584 8,558,335
WD-40 Co.
(b)
...................... 361,229 86,359,017
215,608,470

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers
— 0.3%
(b)
Altus Power, Inc., Class A
(a)
............ 1,667,675 $ 11,390,220
Montauk Renewables, Inc.
(a)
........... 1,754,948 15,636,587
Ormat Technologies, Inc. .............. 1,435,085 108,765,092
Sunnova Energy International, Inc.
(a)
...... 2,844,054 43,371,824
179,163,723
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A
(b)
...... 702,789 16,360,928
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc. ...... 773,056 77,939,506
LXP Industrial Trust ................. 7,886,860 78,237,651
Plymouth Industrial REIT, Inc. .......... 1,166,862 28,086,368
Terreno Realty Corp. ................ 2,210,617 138,539,368
322,802,893
Insurance — 1.7%
Ambac Financial Group, Inc.
(a)(b)
......... 1,317,821 21,717,690
American Coastal Insurance Corp.
(a)
...... 521,404 4,932,482
American Equity Investment Life Holding Co.
(a)
2,159,522 120,501,328
AMERISAFE, Inc. .................. 572,748 26,793,151
BRP Group, Inc., Class A
(a)(b)
........... 1,682,632 40,416,821
CNO Financial Group, Inc. ............. 3,059,301 85,354,498
Crawford & Co., Class A, NVS .......... 429,915 5,666,280
Donegal Group, Inc., Class A ........... 434,251 6,075,171
eHealth, Inc.
(a)(b)
.................... 766,486 6,683,758
Employers Holdings, Inc. .............. 575,934 22,691,800
Enstar Group Ltd.
(a)
................. 329,974 97,127,847
F&G Annuities & Life, Inc. ............. 507,294 23,335,524
Fidelis Insurance Holdings Ltd.
(a)
........ 505,915 6,409,943
Genworth Financial, Inc., Class A
(a)
....... 9,653,709 64,486,776
GoHealth, Inc., Class A
(a)(b)
............ 114,473 1,527,070
Goosehead Insurance, Inc., Class A
(a)(b)
.... 580,214 43,980,221
Greenlight Capital Re Ltd., Class A
(a)
...... 680,220 7,768,112
HCI Group, Inc. .................... 176,936 15,464,206
Hippo Holdings, Inc.
(a)(b)
............... 291,121 2,655,024
Horace Mann Educators Corp. .......... 860,597 28,141,522
Investors Title Co. .................. 33,182 5,380,129
James River Group Holdings Ltd. ........ 845,699 7,814,259
Kingsway Financial Services, Inc.
(a)(b)
...... 286,956 2,410,430
Lemonade, Inc.
(a)(b)
.................. 1,376,517 22,203,219
Maiden Holdings Ltd.
(a)(b)
.............. 2,289,995 5,244,089
MBIA, Inc.
(a)
...................... 1,295,041 7,925,651
Mercury General Corp. ............... 766,874 28,612,069
National Western Life Group, Inc., Class A
(b)
. 63,816 30,824,404
NI Holdings, Inc.
(a)
.................. 227,102 2,950,055
Oscar Health, Inc., Class A
(a)
........... 4,272,722 39,095,406
Palomar Holdings, Inc.
(a)
.............. 676,252 37,531,986
ProAssurance Corp. ................. 1,126,638 15,536,338
Safety Insurance Group, Inc. ........... 343,254 26,083,871
Selective Insurance Group, Inc. ......... 1,636,695 162,818,419
Selectquote, Inc.
(a)(b)
................. 3,893,380 5,333,931
SiriusPoint Ltd.
(a)
................... 1,904,221 22,088,964
Skyward Specialty Insurance Group, Inc.
(a)(b)
. 724,828 24,557,173
Stewart Information Services Corp. ....... 598,438 35,158,232
Tiptree, Inc. ...................... 651,849 12,359,057
Trupanion, Inc.
(a)(b)
.................. 1,134,170 34,603,527
United Fire Group, Inc. ............... 591,851 11,908,042
Universal Insurance Holdings, Inc. ....... 702,490 11,225,790
1,183,394,265
Interactive Media & Services — 0.7%
Bumble, Inc., Class A
(a)(b)
.............. 2,723,651 40,146,616
Cargurus, Inc., Class A
(a)(b)
............. 2,626,530 63,456,965
Cars.com, Inc.
(a)(b)
.................. 1,771,230 33,600,233
Security
Shares
Shares Value
Interactive Media & Services (continued)
DHI Group, Inc.
(a)(b)
.................. 1,169,277 $ 3,028,427
Eventbrite, Inc., Class A
(a)(b)
............ 2,060,637 17,226,925
EverQuote, Inc., Class A
(a)(b)
............ 581,097 7,112,627
fuboTV, Inc.
(a)(b)
.................... 7,613,320 24,210,358
Grindr, Inc.
(a)(b)
..................... 1,103,311 9,687,071
MediaAlpha, Inc., Class A
(a)(b)
........... 614,427 6,850,861
Nextdoor Holdings, Inc., Class A
(a)(b)
...... 3,934,088 7,435,426
Outbrain, Inc.
(a)(b)
................... 1,049,668 4,597,546
QuinStreet, Inc.
(a)(b)
.................. 1,424,329 18,259,898
Shutterstock, Inc. ................... 666,044 32,156,604
System1, Inc., Class A
(a)(b)
............. 833,344 1,850,024
TrueCar, Inc.
(a)(b)
.................... 2,384,454 8,250,211
Vimeo, Inc.
(a)
...................... 3,275,363 12,839,423
Yelp, Inc.
(a)
....................... 1,780,356 84,282,053
Ziff Davis, Inc.
(a)(b)
................... 1,242,307 83,470,607
ZipRecruiter, Inc., Class A
(a)(b)
........... 1,804,350 25,080,465
483,542,340
IT Services — 0.5%
Applied Digital Corp.
(a)(b)
.............. 2,203,575 14,852,095
BigBear.ai Holdings, Inc.
(a)(b)
............ 819,033 1,752,731
BigCommerce Holdings, Inc.
(a)(b)
......... 1,796,949 17,484,314
Brightcove, Inc.
(a)
................... 1,095,164 2,836,475
Couchbase, Inc.
(a)(b)
................. 939,408 21,155,468
DigitalOcean Holdings, Inc.
(a)(b)
.......... 1,699,293 62,347,060
Fastly, Inc., Class A
(a)(b)
............... 3,232,108 57,531,522
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 1,518,778 20,245,311
Hackett Group, Inc. (The) ............. 658,674 14,998,007
Information Services Group, Inc. ......... 948,994 4,469,762
Perficient, Inc.
(a)(b)
................... 918,856 60,479,102
Rackspace Technology, Inc.
(a)(b)
......... 1,737,274 3,474,548
Squarespace, Inc., Class A
(a)(b)
.......... 1,340,981 44,265,783
Thoughtworks Holding, Inc.
(a)(b)
.......... 2,518,513 12,114,047
Tucows, Inc., Class A
(a)(b)
.............. 267,843 7,231,761
Unisys Corp.
(a)(b)
.................... 1,815,872 10,205,201
355,443,187
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............ 816,380 51,570,725
AMMO, Inc.
(a)(b)
.................... 2,359,756 4,955,488
Clarus Corp.
(b)
..................... 646,085 4,454,756
Escalade, Inc.
(b)
.................... 232,449 4,669,900
Funko, Inc., Class A
(a)(b)
............... 945,110 7,305,700
JAKKS Pacific, Inc.
(a)
................ 195,881 6,963,570
Johnson Outdoors, Inc., Class A ......... 137,944 7,368,968
Latham Group, Inc.
(a)(b)
............... 1,083,020 2,848,343
Malibu Boats, Inc., Class A
(a)(b)
.......... 557,494 30,561,821
Marine Products Corp. ............... 209,688 2,390,443
MasterCraft Boat Holdings, Inc.
(a)
........ 435,463 9,858,882
Smith & Wesson Brands, Inc. ........... 1,200,773 16,282,482
Solo Brands, Inc., Class A
(a)(b)
........... 534,019 3,289,557
Sturm Ruger & Co., Inc. .............. 461,310 20,966,539
Topgolf Callaway Brands Corp.
(a)(b)
....... 3,963,478 56,836,275
Vista Outdoor, Inc.
(a)(b)
................ 1,541,912 45,594,338
275,917,787
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.
(a)(b)
....... 3,068,005 15,033,225
Akoya Biosciences, Inc.
(a)
............. 567,863 2,771,172
BioLife Solutions, Inc.
(a)(b)
.............. 926,261 15,051,741
Codexis, Inc.
(a)
..................... 1,836,499 5,601,322
CryoPort, Inc.
(a)(b)
................... 1,158,496 17,945,103
Cytek Biosciences, Inc.
(a)(b)
............ 3,251,177 29,650,734
Harvard Bioscience, Inc.
(a)(b)
............ 1,033,517 5,529,316
MaxCyte, Inc.
(a)(b)
................... 2,330,097 10,951,456
Mesa Laboratories, Inc.
(b)
............. 136,452 14,296,076

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
NanoString Technologies, Inc.
(a)(b)
........ 1,319,049 $ 987,176
Nautilus Biotechnology, Inc.
(a)
........... 1,305,551 3,903,598
OmniAb, Inc.
(a)(b)
................... 2,489,440 15,359,845
OmniAb, Inc., 12.50 Earnout Shares, NVS
(a)(d)
130,676 1
OmniAb, Inc., 15.00 Earnout Shares, NVS
(a)(d)
130,676 1
Pacific Biosciences of California, Inc.
(a)(b)
... 6,719,551 65,918,795
Quanterix Corp.
(a)
................... 944,170 25,813,608
Quantum-Si, Inc., Class A
(a)(b)
........... 2,650,266 5,327,035
Seer, Inc., Class A
(a)(b)
................ 1,579,812 3,064,835
SomaLogic, Inc., Class A
(a)(b)
........... 3,991,853 10,099,388
247,304,427
Machinery — 3.5%
374Water, Inc.
(a)(b)
.................. 1,434,876 2,037,524
3D Systems Corp.
(a)(b)
................ 3,532,537 22,431,610
Alamo Group, Inc. .................. 268,655 56,468,594
Albany International Corp., Class A ....... 841,965 82,697,802
Astec Industries, Inc. ................ 610,773 22,720,756
Barnes Group, Inc. .................. 1,346,214 43,926,963
Blue Bird Corp.
(a)
................... 673,817 18,166,106
Chart Industries, Inc.
(a)(b)
.............. 1,147,451 156,431,995
Columbus McKinnon Corp. ............ 742,292 28,964,234
Commercial Vehicle Group, Inc.
(a)(b)
....... 867,813 6,083,369
Desktop Metal, Inc., Class A
(a)(b)
......... 7,480,775 5,618,062
Douglas Dynamics, Inc. .............. 604,365 17,937,553
Energy Recovery, Inc.
(a)(b)
............. 1,480,355 27,889,888
Enerpac Tool Group Corp., Class A
(b)
...... 1,438,507 44,723,183
Enpro, Inc. ....................... 561,266 87,972,833
ESCO Technologies, Inc. ............. 674,732 78,963,886
Federal Signal Corp. ................ 1,591,279 122,114,750
Franklin Electric Co., Inc. ............. 1,226,522 118,543,351
Gencor Industries, Inc.
(a)
.............. 237,550 3,834,057
Gorman-Rupp Co. (The) .............. 590,316 20,973,928
Greenbrier Cos., Inc. (The) ............ 840,134 37,117,120
Helios Technologies, Inc.
(b)
............ 904,535 41,020,662
Hillenbrand, Inc. ................... 1,901,114 90,968,305
Hillman Solutions Corp.
(a)(b)
............ 5,182,782 47,733,422
Hyliion Holdings Corp., Class A
(a)(b)
....... 3,977,016 3,236,098
Hyster-Yale Materials Handling, Inc. ...... 299,195 18,606,937
John Bean Technologies Corp. .......... 844,143 83,950,021
Kadant, Inc.
(b)
..................... 310,135 86,933,942
Kennametal, Inc. ................... 2,282,515 58,866,062
Lindsay Corp. ..................... 294,465 38,033,099
Luxfer Holdings plc ................. 714,941 6,391,573
Manitowoc Co., Inc. (The)
(a)(b)
........... 937,290 15,643,370
Mayville Engineering Co., Inc.
(a)(b)
........ 288,865 4,165,433
Microvast Holdings, Inc.
(a)(b)
............ 5,427,531 7,598,543
Miller Industries, Inc. ................ 289,288 12,233,990
Mueller Industries, Inc. ............... 3,002,076 141,547,883
Mueller Water Products, Inc., Class A ..... 4,136,191 59,561,150
Nikola Corp.
(a)(b)
.................... 16,424,517 14,368,168
Omega Flex, Inc.
(b)
.................. 86,027 6,065,764
Park-Ohio Holdings Corp. ............. 220,469 5,943,844
Proto Labs, Inc.
(a)
................... 704,477 27,446,424
REV Group, Inc. ................... 859,305 15,613,572
Shyft Group, Inc. (The) ............... 924,663 11,299,382
SPX Technologies, Inc.
(a)(b)
............. 1,176,258 118,813,821
Standex International Corp. ............ 313,636 49,673,670
Tennant Co. ...................... 493,827 45,772,825
Terex Corp. ....................... 1,776,757 102,092,457
Titan International, Inc.
(a)(b)
............. 1,400,823 20,844,246
Trinity Industries, Inc. ................ 2,206,691 58,675,914
Velo3D, Inc.
(a)(b)
.................... 2,379,954 946,270
Wabash National Corp.
(b)
.............. 1,358,616 34,807,742
Security
Shares
Shares Value
Machinery (continued)
Watts Water Technologies, Inc., Class A
(b)
.. 727,957 $ 151,662,561
2,386,134,714
Marine Transportation — 0.3%
Costamare, Inc. .................... 1,243,645 12,946,344
Eagle Bulk Shipping, Inc. ............. 301,113 16,681,660
Genco Shipping & Trading Ltd. .......... 1,167,781 19,373,487
Golden Ocean Group Ltd. ............. 3,557,333 34,719,570
Himalaya Shipping Ltd.
(a)(b)
............. 559,830 3,784,451
Matson, Inc. ...................... 926,063 101,496,505
Pangaea Logistics Solutions Ltd. ........ 920,831 7,587,647
Safe Bulkers, Inc. .................. 1,843,745 7,245,918
203,835,582
Media — 0.6%
Advantage Solutions, Inc., Class A
(a)(b)
..... 2,390,299 8,652,882
AMC Networks, Inc., Class A
(a)(b)
......... 838,574 15,756,805
Boston Omaha Corp., Class A
(a)(b)
........ 624,571 9,824,502
Cardlytics, Inc.
(a)(b)
.................. 983,751 9,060,347
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 10,072,219 18,331,439
Daily Journal Corp.
(a)(b)
............... 33,275 11,340,786
Emerald Holding, Inc.
(a)
............... 369,456 2,209,347
Entravision Communications Corp., Class A . 1,551,868 6,471,290
EW Scripps Co. (The), Class A, NVS
(a)
.... 1,617,838 12,926,526
Gambling.com Group Ltd.
(a)
............ 335,660 3,272,685
Gannett Co., Inc.
(a)(b)
................. 3,914,584 9,003,543
Gray Television, Inc. ................. 2,417,888 21,664,276
iHeartMedia, Inc., Class A
(a)(b)
........... 2,742,394 7,322,192
Integral Ad Science Holding Corp.
(a)(b)
..... 1,304,664 18,774,115
John Wiley & Sons, Inc., Class A ........ 1,061,482 33,691,439
Magnite, Inc.
(a)(b)
.................... 3,630,106 33,905,190
PubMatic, Inc., Class A
(a)(b)
............. 1,149,213 18,743,664
Scholastic Corp., NVS ............... 722,826 27,250,540
Sinclair, Inc., Class A
(b)
............... 909,402 11,849,508
Stagwell, Inc., Class A
(a)(b)
............. 2,183,428 14,476,128
TechTarget, Inc.
(a)(b)
................. 685,704 23,903,641
TEGNA, Inc. ...................... 5,611,550 85,856,715
Thryv Holdings, Inc.
(a)(b)
............... 848,532 17,267,626
Townsquare Media, Inc., Class A ........ 290,803 3,070,880
Urban One, Inc., Class A
(a)
............. 217,182 875,243
Urban One, Inc., Class D, NVS
(a)(b)
....... 245,413 866,308
WideOpenWest, Inc.
(a)(b)
.............. 1,410,865 5,714,003
432,081,620
Metals & Mining — 1.8%
5E Advanced Materials, Inc.
(a)(b)
......... 1,119,259 1,578,155
Alpha Metallurgical Resources, Inc. ...... 309,445 104,877,099
Arch Resources, Inc., Class A .......... 481,881 79,963,333
ATI, Inc.
(a)(b)
....................... 3,435,337 156,204,773
Caledonia Mining Corp. plc
(b)
........... 381,245 4,651,189
Carpenter Technology Corp. ........... 1,308,164 92,618,011
Century Aluminum Co.
(a)(b)
............. 1,446,039 17,554,914
Coeur Mining, Inc.
(a)(b)
................ 8,867,744 28,908,846
Commercial Metals Co. ............... 3,141,947 157,223,028
Compass Minerals International, Inc. ...... 913,833 23,138,252
Constellium SE, Class A
(a)(b)
............ 3,448,520 68,832,459
Contango ORE, Inc.
(a)(b)
............... 169,313 3,066,258
Dakota Gold Corp.
(a)(b)
................ 1,378,540 3,611,775
Haynes International, Inc. ............. 319,506 18,227,817
Hecla Mining Co.
(b)
.................. 16,356,218 78,673,409
i-80 Gold Corp.
(a)(b)
.................. 5,032,721 8,857,589
Ivanhoe Electric, Inc.
(a)(b)
.............. 1,664,992 16,783,119
Kaiser Aluminum Corp. ............... 438,369 31,207,489
Materion Corp. .................... 548,631 71,393,352
Novagold Resources, Inc.
(a)(b)
........... 6,379,641 23,859,857
Olympic Steel, Inc. .................. 266,293 17,761,743

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Perpetua Resources Corp.
(a)(b)
.......... 951,699 $ 3,016,886
Piedmont Lithium, Inc.
(a)(b)
............. 479,161 13,526,715
Ramaco Resources, Inc., Class A ........ 594,668 10,216,396
Ramaco Resources, Inc., Class B ........ 117,183 1,559,706
Ryerson Holding Corp. ............... 759,052 26,323,923
Schnitzer Steel Industries, Inc., Class A .... 709,323 21,393,182
SunCoke Energy, Inc. ................ 2,249,221 24,156,634
TimkenSteel Corp.
(a)(b)
................ 1,146,734 26,890,912
Tredegar Corp. .................... 740,485 4,006,024
Warrior Met Coal, Inc. ................ 1,383,408 84,346,386
Worthington Steel, Inc.
(a)
.............. 823,362 23,136,472
1,247,565,703
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc. .................. 453,032 5,449,975
Angel Oak Mortgage REIT, Inc.
(b)
........ 330,239 3,500,533
Apollo Commercial Real Estate Finance, Inc. 4,018,923 47,182,156
Arbor Realty Trust, Inc.
(b)
.............. 3,767,702 57,193,716
Ares Commercial Real Estate Corp. ...... 1,499,567 15,535,514
ARMOUR Residential REIT, Inc.
(b)
....... 1,334,126 25,775,314
Blackstone Mortgage Trust, Inc., Class A ... 4,682,161 99,589,565
BrightSpire Capital, Inc., Class A ........ 3,681,114 27,387,488
Chicago Atlantic Real Estate Finance, Inc. .. 436,911 7,069,220
Chimera Investment Corp. ............. 6,519,909 32,534,346
Claros Mortgage Trust, Inc. ............ 2,519,645 34,342,761
Dynex Capital, Inc. .................. 1,555,637 19,476,575
Ellington Financial, Inc. ............... 1,768,779 22,481,181
Franklin BSP Realty Trust, Inc. .......... 2,216,914 29,950,508
Granite Point Mortgage Trust, Inc. ....... 1,490,634 8,854,366
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 2,885,310 79,576,850
Invesco Mortgage Capital, Inc. .......... 1,237,371 10,963,107
KKR Real Estate Finance Trust, Inc. ...... 1,591,970 21,061,763
Ladder Capital Corp., Class A .......... 3,199,499 36,826,234
MFA Financial, Inc. .................. 2,892,558 32,599,129
New York Mortgage Trust, Inc. .......... 2,505,085 21,368,375
Nexpoint Real Estate Finance, Inc. ....... 240,725 3,791,419
Orchid Island Capital, Inc. ............. 1,410,759 11,892,698
PennyMac Mortgage Investment Trust ..... 2,427,574 36,292,231
Ready Capital Corp. ................. 4,518,178 46,311,325
Redwood Trust, Inc. ................. 3,055,691 22,642,670
TPG RE Finance Trust, Inc. ............ 1,933,687 12,568,966
Two Harbors Investment Corp. .......... 2,803,930 39,058,745
811,276,730
Multi-Utilities — 0.4%
Avista Corp. ...................... 2,034,595 72,716,425
Black Hills Corp. ................... 1,849,961 99,805,396
Northwestern Energy Group, Inc. ........ 1,673,924 85,185,992
Unitil Corp. ....................... 409,845 21,545,552
279,253,365
Office REITs — 0.7%
Brandywine Realty Trust .............. 4,514,216 24,376,766
City Office REIT, Inc. ................ 1,144,182 6,990,952
COPT Defense Properties ............. 3,050,886 78,194,208
Douglas Emmett, Inc. ................ 2,135,190 30,960,255
Easterly Government Properties, Inc. ..... 2,592,667 34,845,445
Equity Commonwealth ............... 2,664,708 51,162,394
Hudson Pacific Properties, Inc. .......... 3,663,735 34,109,373
JBG SMITH Properties ............... 2,458,795 41,824,103
Office Properties Income Trust .......... 1,418,696 10,384,855
Orion Office REIT, Inc. ............... 1,593,706 9,115,998
Paramount Group, Inc. ............... 5,208,795 26,929,470
Peakstone Realty Trust, Class E, NVS
(b)
... 967,367 19,279,624
Piedmont Office Realty Trust, Inc., Class A .. 3,632,313 25,825,745
Security
Shares
Shares Value
Office REITs (continued)
Postal Realty Trust, Inc., Class A ........ 471,505 $ 6,865,113
SL Green Realty Corp. ............... 1,265,545 57,164,668
458,028,969
Oil, Gas & Consumable Fuels — 4.5%
Amplify Energy Corp.
(a)(b)
.............. 929,679 5,512,996
Ardmore Shipping Corp. .............. 1,099,449 15,491,236
Berry Corp. ....................... 2,136,918 15,022,534
California Resources Corp. ............ 1,894,507 103,591,643
Callon Petroleum Co.
(a)(b)
.............. 1,641,074 53,170,798
Centrus Energy Corp., Class A
(a)(b)
....... 329,441 17,924,885
Chord Energy Corp. ................. 1,128,740 187,630,450
Civitas Resources, Inc. ............... 2,178,112 148,939,299
Clean Energy Fuels Corp.
(a)(b)
........... 4,519,232 17,308,659
CNX Resources Corp.
(a)(b)
............. 4,172,247 83,444,940
Comstock Resources, Inc.
(b)
............ 2,458,749 21,759,929
CONSOL Energy, Inc. ................ 818,043 82,237,863
Crescent Energy, Inc., Class A .......... 2,045,237 27,017,581
CVR Energy, Inc. ................... 878,482 26,618,005
Delek US Holdings, Inc. .............. 1,844,720 47,593,776
DHT Holdings, Inc. .................. 3,643,299 35,740,763
Dorian LPG Ltd. .................... 916,790 40,219,577
Empire Petroleum Corp.
(a)(b)
............ 328,547 3,610,732
Encore Energy Corp.
(a)
............... 3,892,116 15,296,016
Energy Fuels, Inc.
(a)(b)
................ 4,138,506 29,755,858
Enviva, Inc. ....................... 815,856 812,429
Equitrans Midstream Corp. ............ 11,667,488 118,775,028
Evolution Petroleum Corp. ............. 847,381 4,923,284
Excelerate Energy, Inc., Class A
(b)
........ 473,655 7,322,706
FLEX LNG Ltd. .................... 780,952 22,694,465
FutureFuel Corp. ................... 901,532 5,481,315
Gevo, Inc.
(a)(b)
..................... 7,092,275 8,227,039
Golar LNG Ltd. .................... 2,681,170 61,640,098
Granite Ridge Resources, Inc. .......... 812,351 4,890,353
Green Plains, Inc.
(a)(b)
................ 800,581 20,190,653
Gulfport Energy Corp.
(a)(b)
............. 299,850 39,940,020
Hallador Energy Co.
(a)(b)
............... 589,872 5,214,468
HighPeak Energy, Inc.
(b)
.............. 314,934 4,484,660
International Seaways, Inc. ............ 1,078,844 49,065,825
Kinetik Holdings, Inc., Class A .......... 472,570 15,783,838
Kosmos Energy Ltd.
(a)
................ 12,156,496 81,570,088
Magnolia Oil & Gas Corp., Class A ....... 4,780,650 101,780,039
Matador Resources Co. .............. 3,029,874 172,278,636
Murphy Oil Corp. ................... 4,035,423 172,151,145
NACCO Industries, Inc., Class A ......... 106,046 3,870,679
NextDecade Corp.
(a)(b)
................ 2,013,625 9,604,991
Nordic American Tankers Ltd. .......... 5,407,596 22,711,903
Northern Oil & Gas, Inc. .............. 2,334,604 86,543,770
Overseas Shipholding Group, Inc., Class A
(b)
1,513,559 7,976,456
Par Pacific Holdings, Inc.
(a)
............ 1,542,051 56,084,395
PBF Energy, Inc., Class A ............. 2,985,870 131,258,845
Peabody Energy Corp.
(b)
.............. 3,131,148 76,149,519
Permian Resources Corp., Class A ....... 10,442,828 142,022,461
PrimeEnergy Resources Corp.
(a)(b)
........ 14,478 1,539,735
REX American Resources Corp.
(a)
....... 431,206 20,396,044
Riley Exploration Permian, Inc. .......... 230,804 6,287,101
Ring Energy, Inc.
(a)(b)
................. 3,164,036 4,619,493
SandRidge Energy, Inc. .............. 567,830 7,762,236
Scorpio Tankers, Inc. ................ 1,273,182 77,409,466
SFL Corp. Ltd. ..................... 2,729,126 30,784,541
SilverBow Resources, Inc.
(a)(b)
.......... 548,106 15,938,922
Sitio Royalties Corp., Class A ........... 2,196,942 51,650,106
SM Energy Co. .................... 3,170,897 122,777,132
Talos Energy, Inc.
(a)(b)
................ 2,887,607 41,090,648
Teekay Corp.
(a)(b)
................... 1,650,029 11,797,707

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Teekay Tankers Ltd., Class A ........... 636,026 $ 31,782,219
Tellurian, Inc.
(a)(b)
................... 14,754,368 11,148,400
Uranium Energy Corp.
(a)(b)
............. 10,071,551 64,457,926
VAALCO Energy, Inc. ................ 2,877,535 12,920,132
Verde Clean Fuels, Inc., Class A
(a)(b)
...... 100,202 236,477
Vertex Energy, Inc.
(a)(b)
............... 1,737,917 5,891,539
Vital Energy, Inc.
(a)(b)
................. 619,106 28,163,132
Vitesse Energy, Inc. ................. 666,423 14,587,999
W&T Offshore, Inc.
(b)
................ 2,515,134 8,199,337
World Kinect Corp. .................. 1,689,572 38,488,450
3,019,265,390
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)(b)
............ 429,742 15,522,281
Glatfelter Corp.
(a)
................... 1,204,979 2,337,659
Sylvamo Corp. .................... 957,010 46,998,761
64,858,701
Passenger Airlines — 0.4%
Allegiant Travel Co. ................. 458,249 37,855,950
Blade Air Mobility, Inc., Class A
(a)(b)
....... 1,593,526 5,625,147
Frontier Group Holdings, Inc.
(a)(b)
......... 1,033,901 5,645,099
Hawaiian Holdings, Inc.
(a)(b)
............ 1,369,709 19,449,868
JetBlue Airways Corp.
(a)(b)
............. 8,915,674 49,481,991
Joby Aviation, Inc., Class A
(a)(b)
.......... 7,477,391 49,724,650
SkyWest, Inc.
(a)
.................... 1,087,410 56,762,802
Spirit Airlines, Inc. .................. 2,938,357 48,159,671
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 1,008,380 15,861,817
288,566,995
Personal Care Products — 1.0%
Beauty Health Co. (The), Class A
(a)(b)
...... 2,148,632 6,682,246
BellRing Brands, Inc.
(a)(b)
.............. 3,518,552 195,033,338
Edgewell Personal Care Co. ........... 1,386,576 50,790,279
elf Beauty, Inc.
(a)(b)
.................. 1,440,656 207,944,287
Herbalife Ltd.
(a)(b)
................... 2,643,001 40,332,195
Inter Parfums, Inc. .................. 489,220 70,452,572
Medifast, Inc. ..................... 296,110 19,904,514
Nature's Sunshine Products, Inc.
(a)
....... 343,184 5,933,651
Nu Skin Enterprises, Inc., Class A ........ 1,498,258 29,096,170
USANA Health Sciences, Inc.
(a)(b)
........ 305,977 16,400,367
Waldencast plc, Class A
(a)(b)
............ 909,494 9,949,865
652,519,484
Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc.
(a)(b)
........... 2,093,464 2,198,137
Amneal Pharmaceuticals, Inc., Class A
(a)(b)
.. 3,246,191 19,704,379
Amphastar Pharmaceuticals, Inc.
(a)(b)
...... 1,028,652 63,622,126
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 1,363,872 20,076,196
ANI Pharmaceuticals, Inc.
(a)
............ 380,744 20,994,224
Arvinas, Inc.
(a)(b)
.................... 1,312,761 54,033,243
Assertio Holdings, Inc.
(a)(b)
............. 2,535,804 2,713,310
Atea Pharmaceuticals, Inc.
(a)
........... 2,032,206 6,198,228
Axsome Therapeutics, Inc.
(a)(b)
.......... 950,874 75,680,062
Biote Corp., Class A
(a)
................ 339,294 1,676,112
Bright Green Corp.
(a)(b)
............... 1,486,711 490,763
Cara Therapeutics, Inc.
(a)(b)
............ 1,304,806 969,471
Cassava Sciences, Inc.
(a)(b)
............ 1,059,839 23,856,976
Citius Pharmaceuticals, Inc.
(a)(b)
......... 3,231,530 2,444,652
Collegium Pharmaceutical, Inc.
(a)(b)
....... 813,030 25,025,063
Corcept Therapeutics, Inc.
(a)(b)
.......... 2,158,601 70,111,361
CorMedix, Inc.
(a)(b)
.................. 1,441,910 5,421,582
Cymabay Therapeutics, Inc.
(a)(b)
......... 3,012,638 71,158,510
Edgewise Therapeutics, Inc.
(a)(b)
......... 1,143,052 12,504,989
Enliven Therapeutics, Inc.
(a)(b)
........... 613,859 8,495,809
Evolus, Inc.
(a)
..................... 1,100,426 11,587,486
Security
Shares
Shares Value
Pharmaceuticals (continued)
Eyenovia, Inc.
(a)(b)
................... 771,767 $ 1,605,275
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 722,224 16,690,597
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 866,647 27,992,698
Harrow, Inc.
(a)(b)
.................... 788,753 8,834,034
Ikena Oncology, Inc.
(a)(b)
.............. 724,453 1,427,172
Innoviva, Inc.
(a)(b)
................... 1,581,799 25,372,056
Intra-Cellular Therapies, Inc.
(a)(b)
......... 2,501,237 179,138,594
Ligand Pharmaceuticals, Inc.
(a)(b)
......... 476,345 34,020,560
Liquidia Corp.
(a)(b)
................... 1,256,662 15,117,644
Longboard Pharmaceuticals, Inc.
(a)(b)
...... 403,045 2,430,361
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 1,357,537 14,756,427
Neumora Therapeutics, Inc.
(a)(b)
......... 358,759 6,116,841
NGM Biopharmaceuticals, Inc.
(a)(b)
........ 1,207,296 1,037,067
Nuvation Bio, Inc., Class A
(a)(b)
.......... 3,831,732 5,785,915
Ocular Therapeutix, Inc.
(a)(b)
............ 2,141,001 9,548,864
Omeros Corp.
(a)(b)
................... 1,581,192 5,170,498
Optinose, Inc.
(a)(b)
................... 1,930,981 2,490,966
Pacira BioSciences, Inc.
(a)(b)
............ 1,295,632 43,714,624
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 850,326 7,763,476
Phibro Animal Health Corp., Class A ...... 611,714 7,083,648
Pliant Therapeutics, Inc.
(a)(b)
............ 1,527,997 27,672,026
Prestige Consumer Healthcare, Inc.
(a)(b)
.... 1,347,440 82,490,277
Rain Oncology, Inc.
(a)(b)
............... 547,489 656,987
Revance Therapeutics, Inc.
(a)(b)
.......... 2,343,335 20,597,915
Scilex Holding Co., (Acquired 01/06/23, cost
$14,991,359)
(a)(b)(e)
................ 1,430,473 2,842,779
scPharmaceuticals, Inc.
(a)(b)
............ 755,126 4,734,640
SIGA Technologies, Inc.
(b)
............. 1,226,163 6,866,513
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 1,314,920 38,053,785
Taro Pharmaceutical Industries Ltd.
(a)
..... 221,192 9,241,402
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 757,217 15,333,644
Terns Pharmaceuticals, Inc.
(a)
........... 1,149,562 7,460,657
Theravance Biopharma, Inc.
(a)(b)
......... 1,358,406 15,268,483
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 546,235 2,212,252
Third Harmonic Bio, Inc.
(a)
............. 519,851 5,702,766
Trevi Therapeutics, Inc.
(a)
............. 1,059,865 1,420,219
Ventyx Biosciences, Inc.
(a)(b)
............ 1,251,677 3,091,642
Verrica Pharmaceuticals, Inc.
(a)(b)
........ 560,762 4,104,778
WaVe Life Sciences Ltd.
(a)
............. 1,541,980 7,786,999
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 3,560,884 8,368,077
Zevra Therapeutics, Inc.
(a)(b)
............ 944,563 6,186,888
1,185,152,725
Professional Services — 2.4%
Alight, Inc., Class A
(a)(b)
............... 11,213,247 95,648,997
ASGN, Inc.
(a)(b)
..................... 1,277,545 122,861,503
Asure Software, Inc.
(a)(b)
............... 595,815 5,672,159
Barrett Business Services, Inc.
(b)
......... 181,933 21,067,841
BlackSky Technology, Inc., Class A
(a)(b)
..... 3,202,252 4,483,153
CBIZ, Inc.
(a)(b)
...................... 1,265,170 79,186,990
Conduent, Inc.
(a)(b)
.................. 4,765,167 17,392,860
CRA International, Inc. ............... 183,843 18,172,881
CSG Systems International, Inc. ......... 742,345 39,500,178
ExlService Holdings, Inc.
(a)(b)
........... 4,321,344 133,313,462
Exponent, Inc. ..................... 1,360,960 119,818,918
First Advantage Corp. ................ 1,438,988 23,844,031
FiscalNote Holdings, Inc., Class A
(a)(b)
..... 1,567,133 1,786,532
Forrester Research, Inc.
(a)
............. 317,783 8,519,762
Franklin Covey Co.
(a)(b)
............... 306,896 13,359,183
Heidrick & Struggles International, Inc. .... 541,878 16,001,657
HireQuest, Inc.
(b)
................... 123,408 1,894,313
HireRight Holdings Corp.
(a)(b)
........... 377,409 5,076,151
Huron Consulting Group, Inc.
(a)(b)
........ 506,776 52,096,573
IBEX Holdings Ltd.
(a)
................. 263,990 5,018,450
ICF International, Inc.
(b)
............... 501,649 67,266,114

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Innodata, Inc.
(a)(b)
................... 714,341 $ 5,814,736
Insperity, Inc. ...................... 952,330 111,632,123
Kelly Services, Inc., Class A, NVS ....... 846,639 18,304,335
Kforce, Inc. ....................... 515,016 34,794,481
Korn Ferry ....................... 1,450,127 86,065,037
Legalzoom.com, Inc.
(a)(b)
.............. 3,166,293 35,779,111
Maximus, Inc. ..................... 1,633,462 136,982,123
Mistras Group, Inc.
(a)(b)
............... 495,020 3,623,546
NV5 Global, Inc.
(a)(b)
................. 370,211 41,137,846
Planet Labs PBC, Class A
(a)(b)
........... 4,692,426 11,590,292
Resources Connection, Inc. ............ 914,891 12,964,006
Skillsoft Corp.
(a)(b)
................... 107,471 1,889,340
Sterling Check Corp.
(a)(b)
.............. 847,446 11,796,448
TriNet Group, Inc.
(a)(b)
................ 859,462 102,215,816
TrueBlue, Inc.
(a)(b)
................... 832,559 12,771,455
TTEC Holdings, Inc. ................. 606,844 13,150,310
Upwork, Inc.
(a)(b)
.................... 3,347,428 49,776,254
Verra Mobility Corp., Class A
(a)(b)
......... 3,732,745 85,965,117
Willdan Group, Inc.
(a)(b)
............... 326,195 7,013,193
1,635,247,277
Real Estate Management & Development — 0.8%
American Realty Investors, Inc.
(a)
........ 35,524 618,473
Anywhere Real Estate, Inc.
(a)(b)
.......... 2,916,960 23,656,546
Compass, Inc., Class A
(a)(b)
............ 7,931,696 29,823,177
Cushman & Wakefield plc
(a)(b)
........... 3,370,926 36,406,001
DigitalBridge Group, Inc., Class A ........ 4,344,189 76,197,075
Douglas Elliman, Inc. ................ 2,275,463 6,712,617
eXp World Holdings, Inc.
(b)
............. 1,932,517 29,992,664
Forestar Group, Inc.
(a)(b)
............... 493,429 16,317,697
FRP Holdings, Inc.
(a)(b)
................ 170,579 10,726,007
Kennedy-Wilson Holdings, Inc. .......... 3,225,718 39,934,389
Marcus & Millichap, Inc.
(b)
............. 661,793 28,907,118
Maui Land & Pineapple Co., Inc.
(a)(b)
...... 168,573 2,678,625
Newmark Group, Inc., Class A .......... 3,889,185 42,625,468
Opendoor Technologies, Inc.
(a)(b)
......... 14,886,112 66,689,782
RE/MAX Holdings, Inc., Class A ......... 568,531 7,578,518
Redfin Corp.
(a)(b)
.................... 2,949,567 30,439,531
RMR Group, Inc. (The), Class A ......... 434,789 12,274,093
St. Joe Co. (The) ................... 915,425 55,090,276
Star Holdings
(a)(b)
................... 362,546 5,430,939
Stratus Properties, Inc.
(a)
.............. 155,323 4,482,622
Tejon Ranch Co.
(a)(b)
................. 504,793 8,682,440
Transcontinental Realty Investors, Inc.
(a)
... 31,352 1,083,525
536,347,583
Residential REITs — 0.4%
Apartment Investment & Management Co.,
Class A
(a)
...................... 3,929,638 30,769,065
BRT Apartments Corp. ............... 343,395 6,383,713
Centerspace ...................... 412,669 24,017,336
Clipper Realty, Inc. .................. 379,697 2,050,364
Elme Communities .................. 2,331,502 34,039,929
Independence Realty Trust, Inc. ......... 6,080,107 93,025,637
NexPoint Residential Trust, Inc. ......... 612,381 21,084,278
UMH Properties, Inc. ................ 1,602,606 24,551,924
Veris Residential, Inc. ................ 2,131,645 33,530,776
269,453,022
Retail REITs — 1.2%
Acadia Realty Trust ................. 2,512,199 42,682,261
Alexander's, Inc. ................... 58,127 12,414,183
CBL & Associates Properties, Inc. ........ 721,648 17,622,644
Getty Realty Corp. .................. 1,275,528 37,270,928
InvenTrust Properties Corp. ............ 1,845,423 46,763,019
Kite Realty Group Trust ............... 5,846,411 133,648,956
Security
Shares
Shares Value
Retail REITs (continued)
Macerich Co. (The) ................. 5,955,375 $ 91,891,436
NETSTREIT Corp. .................. 1,802,389 32,172,644
Phillips Edison & Co., Inc. ............. 3,169,955 115,639,958
Retail Opportunity Investments Corp. ..... 3,385,756 47,502,157
Saul Centers, Inc. .................. 331,319 13,010,897
SITE Centers Corp. ................. 5,201,727 70,899,539
Tanger, Inc. ....................... 2,739,161 75,929,543
Urban Edge Properties ............... 3,119,966 57,095,378
Whitestone REIT ................... 1,308,352 16,079,646
810,623,189
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class A
(a)(b)
......... 1,278,705 24,985,896
Aehr Test Systems
(a)(b)
................ 732,402 19,430,625
Alpha & Omega Semiconductor Ltd.
(a)
..... 617,567 16,093,796
Ambarella, Inc.
(a)(b)
.................. 1,016,014 62,271,498
Amkor Technology, Inc. ............... 3,017,341 100,386,935
Atomera, Inc.
(a)(b)
................... 604,264 4,235,891
Axcelis Technologies, Inc.
(a)(b)
........... 867,371 112,489,345
CEVA, Inc.
(a)
...................... 620,037 14,081,040
Cohu, Inc.
(a)
...................... 1,232,641 43,623,165
Credo Technology Group Holding Ltd.
(a)
.... 3,064,770 59,671,072
Diodes, Inc.
(a)(b)
.................... 1,206,663 97,160,505
FormFactor, Inc.
(a)(b)
................. 2,050,669 85,533,404
Ichor Holdings Ltd.
(a)(b)
................ 758,114 25,495,374
Impinj, Inc.
(a)(b)
..................... 622,051 56,003,251
indie Semiconductor, Inc., Class A
(a)(b)
..... 4,012,092 32,538,066
inTEST Corp.
(a)
.................... 290,030 3,944,408
Kulicke & Soffa Industries, Inc. .......... 1,474,697 80,695,420
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 1,448,649 134,651,924
Maxeon Solar Technologies Ltd.
(a)(b)
....... 779,425 5,588,477
MaxLinear, Inc.
(a)(b)
.................. 2,061,481 49,001,403
Navitas Semiconductor Corp.
(a)(b)
........ 2,931,725 23,659,021
NVE Corp. ....................... 126,735 9,939,826
Onto Innovation, Inc.
(a)(b)
.............. 1,305,746 199,648,563
PDF Solutions, Inc.
(a)
................ 809,783 26,026,426
Photronics, Inc.
(a)(b)
.................. 1,635,781 51,314,450
Power Integrations, Inc. .............. 1,504,926 123,569,474
Rambus, Inc.
(a)(b)
................... 2,912,912 198,806,244
Semtech Corp.
(a)(b)
.................. 1,714,212 37,558,385
Silicon Laboratories, Inc.
(a)(b)
............ 864,159 114,302,311
SiTime Corp.
(a)(b)
................... 463,429 56,575,412
SkyWater Technology, Inc.
(a)(b)
.......... 486,105 4,676,330
SMART Global Holdings, Inc.
(a)
.......... 1,304,136 24,687,294
Synaptics, Inc.
(a)(b)
.................. 1,055,022 120,356,910
Transphorm, Inc.
(a)(b)
................. 715,027 2,609,849
Ultra Clean Holdings, Inc.
(a)(b)
........... 1,196,221 40,838,985
Veeco Instruments, Inc.
(a)(b)
............ 1,336,628 41,475,567
2,103,926,542
Software — 5.9%
8x8, Inc.
(a)(b)
....................... 3,158,460 11,938,979
A10 Networks, Inc. .................. 1,891,579 24,912,095
ACI Worldwide, Inc.
(a)(b)
............... 2,914,127 89,172,286
Adeia, Inc. ....................... 2,910,532 36,061,491
Agilysys, Inc.
(a)
.................... 535,344 45,407,878
Alarm.com Holdings, Inc.
(a)(b)
........... 1,280,237 82,728,915
Alkami Technology, Inc.
(a)
............. 1,075,787 26,087,835
Altair Engineering, Inc., Class A
(a)(b)
....... 1,457,513 122,649,719
American Software, Inc., Class A ........ 878,924 9,931,841
Amplitude, Inc., Class A
(a)
............. 1,827,326 23,243,587
Appfolio, Inc., Class A
(a)
.............. 514,228 89,084,859
Appian Corp., Class A
(a)(b)
............. 1,097,740 41,340,888
Asana, Inc., Class A
(a)(b)
............... 2,183,192 41,502,480

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Aurora Innovation, Inc., Class A
(a)(b)
....... 9,063,043 $ 39,605,498
AvePoint, Inc., Class A
(a)(b)
............. 3,965,091 32,553,397
Bit Digital, Inc.
(a)(b)
................... 2,419,943 10,236,359
Blackbaud, Inc.
(a)(b)
.................. 1,168,745 101,330,191
BlackLine, Inc.
(a)(b)
.................. 1,524,837 95,210,822
Box, Inc., Class A
(a)(b)
................ 3,758,547 96,256,389
Braze, Inc., Class A
(a)(b)
............... 1,410,197 74,923,767
C3.ai, Inc., Class A
(a)(b)
............... 2,174,993 62,444,049
Cerence, Inc.
(a)(b)
................... 1,097,864 21,584,006
Cipher Mining, Inc.
(a)(b)
................ 1,111,601 4,590,912
Cleanspark, Inc.
(a)(b)
................. 4,034,028 44,495,329
Clear Secure, Inc., Class A ............ 2,224,140 45,928,491
CommVault Systems, Inc.
(a)
............ 1,187,280 94,804,308
Consensus Cloud Solutions, Inc.
(a)(b)
...... 529,774 13,885,377
CoreCard Corp.
(a)(b)
................. 169,758 2,347,753
CS Disco, Inc.
(a)(b)
................... 619,986 4,705,694
Digimarc Corp.
(a)(b)
.................. 383,523 13,852,851
Digital Turbine, Inc.
(a)(b)
............... 2,616,605 17,949,910
Domo, Inc., Class B
(a)(b)
............... 856,204 8,810,339
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 4,590,883 20,153,976
eGain Corp.
(a)
..................... 556,941 4,639,319
Enfusion, Inc., Class A
(a)(b)
............. 1,005,514 9,753,486
EngageSmart, Inc.
(a)(b)
................ 1,291,490 29,575,121
Envestnet, Inc.
(a)(b)
.................. 1,091,954 54,073,562
Everbridge, Inc.
(a)
................... 1,109,022 26,960,325
EverCommerce, Inc.
(a)(b)
.............. 621,985 6,860,495
Expensify, Inc., Class A
(a)(b)
............ 1,491,000 3,682,770
Freshworks, Inc., Class A
(a)(b)
........... 4,341,134 101,973,238
Instructure Holdings, Inc.
(a)(b)
........... 510,774 13,796,006
Intapp, Inc.
(a)(b)
..................... 742,815 28,241,826
InterDigital, Inc. .................... 707,494 76,791,399
Jamf Holding Corp.
(a)(b)
............... 1,901,963 34,349,452
Kaltura, Inc.
(a)(b)
.................... 2,129,890 4,153,285
LivePerson, Inc.
(a)(b)
................. 2,116,869 8,022,934
LiveRamp Holdings, Inc.
(a)(b)
............ 1,764,166 66,826,608
Marathon Digital Holdings, Inc.
(a)(b)
....... 5,694,055 133,753,352
Matterport, Inc., Class A
(a)(b)
............ 6,917,121 18,607,055
MeridianLink, Inc.
(a)(b)
................ 714,784 17,705,200
MicroStrategy, Inc., Class A
(a)(b)
.......... 325,964 205,885,382
Mitek Systems, Inc.
(a)(b)
............... 1,149,517 14,989,702
Model N, Inc.
(a)(b)
................... 1,018,870 27,438,169
N-able, Inc.
(a)
...................... 1,866,013 24,724,672
NextNav, Inc.
(a)(b)
................... 1,414,504 6,294,543
Olo, Inc., Class A
(a)
.................. 2,826,084 16,165,200
ON24, Inc. ....................... 863,250 6,802,410
OneSpan, Inc.
(a)(b)
................... 1,081,043 11,588,781
PagerDuty, Inc.
(a)(b)
.................. 2,432,951 56,322,816
PowerSchool Holdings, Inc., Class A
(a)(b)
... 1,505,407 35,467,389
Progress Software Corp. .............. 1,158,723 62,918,659
PROS Holdings, Inc.
(a)(b)
.............. 1,202,898 46,660,413
Q2 Holdings, Inc.
(a)(b)
................. 1,536,422 66,696,079
Qualys, Inc.
(a)(b)
.................... 995,282 195,353,951
Rapid7, Inc.
(a)(b)
.................... 1,621,230 92,572,233
Red Violet, Inc.
(a)(b)
.................. 274,437 5,480,507
Rimini Street, Inc.
(a)(b)
................ 1,406,594 4,599,562
Riot Platforms, Inc.
(a)(b)
............... 5,093,815 78,801,318
Sapiens International Corp. NV ......... 826,929 23,931,325
SEMrush Holdings, Inc., Class A
(a)(b)
...... 851,425 11,630,465
SolarWinds Corp.
(a)
................. 1,371,209 17,126,400
SoundHound AI, Inc., Class A
(a)(b)
........ 3,744,125 7,937,545
SoundThinking, Inc.
(a)(b)
............... 255,924 6,536,299
Sprinklr, Inc., Class A
(a)(b)
.............. 2,817,326 33,920,605
Sprout Social, Inc., Class A
(a)(b)
.......... 1,282,688 78,808,351
SPS Commerce, Inc.
(a)(b)
.............. 981,649 190,282,842
Tenable Holdings, Inc.
(a)(b)
............. 3,054,846 140,706,207
Security
Shares
Shares Value
Software (continued)
Terawulf, Inc.
(a)(b)
................... 4,057,314 $ 9,737,554
Varonis Systems, Inc.
(a)(b)
.............. 2,917,635 132,110,513
Verint Systems, Inc.
(a)(b)
............... 1,732,808 46,837,800
Veritone, Inc.
(a)(b)
................... 809,503 1,465,200
Viant Technology, Inc., Class A
(a)(b)
....... 387,327 2,668,683
Weave Communications, Inc.
(a)
......... 908,103 10,415,941
Workiva, Inc., Class A
(a)(b)
............. 1,329,084 134,941,899
Xperi, Inc.
(a)(b)
..................... 1,175,404 12,952,952
Yext, Inc.
(a)(b)
...................... 2,866,501 16,883,691
Zeta Global Holdings Corp., Class A
(a)(b)
.... 3,717,094 32,784,769
Zuora, Inc., Class A
(a)
................ 3,561,669 33,479,689
3,993,418,220
Specialized REITs — 0.5%
Farmland Partners, Inc. .............. 1,165,383 14,543,980
Four Corners Property Trust, Inc. ........ 2,479,718 62,736,865
Gladstone Land Corp.
(b)
.............. 859,793 12,424,009
Outfront Media, Inc. ................. 3,997,436 55,804,206
PotlatchDeltic Corp. ................. 2,128,910 104,529,481
Safehold, Inc.
(b)
.................... 1,396,107 32,668,904
Uniti Group, Inc. ................... 6,454,474 37,306,860
320,014,305
Specialty Retail — 2.7%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 689,624 7,434,147
Aaron's Co., Inc. (The) ............... 937,160 10,196,301
Abercrombie & Fitch Co., Class A
(a)(b)
...... 1,305,466 115,168,211
Academy Sports & Outdoors, Inc.
(b)
....... 1,971,406 130,112,796
American Eagle Outfitters, Inc. .......... 4,882,368 103,310,907
America's Car-Mart, Inc.
(a)(b)
............ 156,506 11,858,460
Arko Corp. ....................... 2,124,216 17,524,782
Asbury Automotive Group, Inc.
(a)(b)
........ 553,258 124,466,452
BARK, Inc.
(a)(b)
..................... 3,465,386 2,791,368
Beyond, Inc.
(a)(b)
.................... 1,260,077 34,891,532
Big 5 Sporting Goods Corp.
(b)
........... 713,557 4,523,951
Boot Barn Holdings, Inc.
(a)(b)
............ 791,671 60,768,666
Buckle, Inc. (The) .................. 815,803 38,766,959
Build-A-Bear Workshop, Inc. ........... 337,558 7,760,458
Caleres, Inc.
(b)
..................... 910,713 27,986,210
Camping World Holdings, Inc., Class A .... 1,205,036 31,644,245
CarParts.com, Inc.
(a)
................. 1,418,782 4,483,351
Carvana Co., Class A
(a)(b)
.............. 2,566,531 135,872,151
Cato Corp. (The), Class A ............. 478,981 3,419,924
Chico's FAS, Inc.
(a)
.................. 3,213,214 24,356,162
Children's Place, Inc. (The)
(a)(b)
.......... 325,966 7,568,931
Designer Brands, Inc., Class A .......... 1,158,470 10,252,460
Destination XL Group, Inc.
(a)(b)
.......... 1,467,857 6,458,571
Duluth Holdings, Inc., Class B
(a)(b)
........ 347,197 1,867,920
Envela Corp.
(a)(b)
................... 110,870 538,828
EVgo, Inc., Class A
(a)(b)
............... 2,769,244 9,913,894
Foot Locker, Inc. ................... 2,292,508 71,411,624
Genesco, Inc.
(a)(b)
................... 302,210 10,640,814
Group 1 Automotive, Inc.
(b)
............. 365,723 111,450,427
GrowGeneration Corp.
(a)(b)
............. 1,540,396 3,866,394
Guess?, Inc. ...................... 759,726 17,519,282
Haverty Furniture Cos., Inc. ............ 389,218 13,817,239
Hibbett, Inc. ...................... 331,776 23,894,508
J Jill, Inc.
(a)(b)
...................... 103,229 2,661,244
Lands' End, Inc.
(a)(b)
................. 400,633 3,830,051
Lazydays Holdings, Inc.
(a)(b)
............ 254,571 1,794,726
Leslie's, Inc.
(a)(b)
.................... 4,750,400 32,825,264
MarineMax, Inc.
(a)(b)
................. 567,997 22,095,083
Monro, Inc.
(b)
...................... 848,551 24,896,486
National Vision Holdings, Inc.
(a)
......... 2,079,975 43,533,877
ODP Corp. (The)
(a)(b)
................. 909,097 51,182,161

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
OneWater Marine, Inc., Class A
(a)(b)
....... 305,977 $ 10,338,963
PetMed Express, Inc. ................ 629,406 4,758,309
Rent the Runway, Inc., Class A
(a)(b)
....... 1,323,202 697,989
Revolve Group, Inc., Class A
(a)(b)
......... 1,103,458 18,295,334
Sally Beauty Holdings, Inc.
(a)(b)
.......... 3,094,804 41,098,997
Shoe Carnival, Inc.
(b)
................ 497,811 15,038,870
Signet Jewelers Ltd. ................. 1,199,722 128,682,182
Sleep Number Corp.
(a)(b)
.............. 589,877 8,747,876
Sonic Automotive, Inc., Class A ......... 391,925 22,030,104
Sportsman's Warehouse Holdings, Inc.
(a)(b)
.. 980,155 4,175,460
Stitch Fix, Inc., Class A
(a)(b)
............. 2,366,471 8,448,301
ThredUp, Inc., Class A
(a)(b)
............. 1,961,284 4,412,889
Tile Shop Holdings, Inc.
(a)
............. 795,749 5,856,713
Tilly's, Inc., Class A
(a)(b)
............... 548,104 4,132,704
Torrid Holdings, Inc.
(a)(b)
............... 366,857 2,116,765
Upbound Group, Inc. ................ 1,478,569 50,226,989
Urban Outfitters, Inc.
(a)(b)
.............. 1,705,234 60,859,801
Warby Parker, Inc., Class A
(a)(b)
.......... 2,260,595 31,874,390
Winmark Corp. .................... 72,855 30,420,605
Zumiez, Inc.
(a)
..................... 430,703 8,760,499
1,830,330,557
Technology Hardware, Storage & Peripherals — 0.7%
CompoSecure, Inc., Class A
(a)(b)
......... 406,528 2,195,251
Corsair Gaming, Inc.
(a)(b)
.............. 1,014,661 14,306,720
CPI Card Group, Inc.
(a)(b)
.............. 113,055 2,169,526
Eastman Kodak Co.
(a)(b)
............... 1,506,090 5,873,751
Immersion Corp. ................... 832,586 5,878,057
Intevac, Inc.
(a)(b)
.................... 606,870 2,621,679
IonQ, Inc.
(a)(b)
...................... 4,302,411 53,306,872
Super Micro Computer, Inc.
(a)(b)
.......... 1,238,339 352,010,244
Turtle Beach Corp.
(a)(b)
................ 440,205 4,820,245
Xerox Holdings Corp. ................ 3,303,643 60,555,776
503,738,121
Textiles, Apparel & Luxury Goods — 0.5%
Allbirds, Inc., Class A
(a)(b)
.............. 2,533,725 3,103,813
Figs, Inc., Class A
(a)(b)
................ 3,418,320 23,757,324
Fossil Group, Inc.
(a)(b)
................ 1,333,497 1,946,906
G-III Apparel Group Ltd.
(a)(b)
............ 1,112,853 37,814,745
Hanesbrands, Inc.
(a)
................. 9,795,369 43,687,346
Kontoor Brands, Inc. ................. 1,503,130 93,825,374
Movado Group, Inc. ................. 416,985 12,572,098
Oxford Industries, Inc. ............... 400,425 40,042,500
Rocky Brands, Inc. .................. 188,756 5,696,656
Steven Madden Ltd. ................. 2,007,244 84,304,248
Vera Bradley, Inc.
(a)(b)
................ 667,244 5,137,779
Wolverine World Wide, Inc. ............ 2,089,983 18,579,949
370,468,738
Tobacco — 0.2%
Ispire Technology, Inc.
(a)(b)
............. 354,258 4,297,150
Turning Point Brands, Inc. ............. 454,632 11,965,914
Universal Corp. .................... 693,889 46,712,607
Vector Group Ltd. .................. 3,904,058 44,037,774
107,013,445
Trading Companies & Distributors — 2.1%
Alta Equipment Group, Inc., Class A ...... 603,679 7,467,509
Applied Industrial Technologies, Inc. ...... 1,028,818 177,666,580
Beacon Roofing Supply, Inc.
(a)(b)
......... 1,550,756 134,946,787
BlueLinx Holdings, Inc.
(a)
.............. 230,288 26,093,933
Boise Cascade Co.
(b)
................ 1,064,194 137,664,136
Custom Truck One Source, Inc.
(a)(b)
....... 1,453,611 8,983,316
Distribution Solutions Group, Inc.
(a)(b)
...... 254,113 8,019,806
DXP Enterprises, Inc.
(a)(b)
.............. 359,396 12,111,645
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
EVI Industries, Inc. .................. 118,959 $ 2,822,897
FTAI Aviation Ltd. ................... 2,671,988 123,980,243
GATX Corp. ...................... 935,721 112,492,379
Global Industrial Co. ................. 338,527 13,148,389
GMS, Inc.
(a)
....................... 1,104,745 91,064,130
H&E Equipment Services, Inc. .......... 865,242 45,269,462
Herc Holdings, Inc. .................. 758,168 112,883,634
Hudson Technologies, Inc.
(a)(b)
.......... 1,154,273 15,571,143
Karat Packaging, Inc. ................ 153,440 3,812,984
McGrath RentCorp .................. 650,839 77,853,361
MRC Global, Inc.
(a)
.................. 2,237,305 24,632,728
NOW, Inc.
(a)
...................... 2,921,414 33,070,407
Rush Enterprises, Inc., Class A ......... 1,652,314 83,111,394
Rush Enterprises, Inc., Class B ......... 245,776 13,021,213
Textainer Group Holdings Ltd. .......... 1,074,309 52,856,003
Titan Machinery, Inc.
(a)(b)
.............. 546,765 15,790,573
Transcat, Inc.
(a)(b)
................... 214,809 23,485,068
Willis Lease Finance Corp.
(a)(b)
.......... 73,701 3,602,505
Xometry, Inc., Class A
(a)(b)
............. 914,352 32,834,380
1,394,256,605
Water Utilities — 0.4%
American States Water Co. ............ 973,850 78,317,017
Artesian Resources Corp., Class A, NVS ... 229,178 9,499,428
Cadiz, Inc.
(a)(b)
..................... 1,054,317 2,952,088
California Water Service Group ......... 1,528,994 79,308,919
Consolidated Water Co. Ltd. ........... 399,679 14,228,572
Global Water Resources, Inc. ........... 305,747 3,999,171
Middlesex Water Co. ................ 461,006 30,251,214
Pure Cycle Corp.
(a)(b)
................. 489,388 5,123,892
SJW Group ....................... 850,345 55,570,046
York Water Co. (The) ................ 340,362 13,144,780
292,395,127
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)(b)
..................... 1,742,787 17,654,433
Spok Holdings, Inc. ................. 470,090 7,276,993
Telephone & Data Systems, Inc. ......... 2,653,403 48,689,945
Tingo Group, Inc.
(a)(b)
................. 2,995,135 2,066,643
75,688,014
Total Common Stocks — 99.7%
(Cost: $85,819,227,457) ........................... 67,643,008,785
Rights
Biotechnology — 0.0%
(a)(b)
Cartesian Therapeutics, Inc. ........... 2,521,818 453,927
Contra Aduro Biotech I, CVR
(d)
......... 272,340 691,468
Contra Chinook Therape, CVR
(d)
........ 1,316,575 579,293
Oncternal Therapeutics, Inc., CVR
(d)
...... 13,273 13,605
1,738,293
Total Rights — 0.0%
(Cost: $994,599) ................................ 1,738,293

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Warrants
Oil, Gas & Consumable Fuels — 0.0%
(a)(b)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/24, Strike Price USD 116.37) ..... 92,645 $ 2,781,203
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70) .... 46,322 961,181
Pharmaceuticals — 0.0%
Cassava Sciences, Inc. (Issued/Exercisable
12/22/23, 1 Share for 1 Warrant, Expires
11/15/24, Strike Price USD 11.50)
(a)
.... 413,071 4
Total Warrants — 0.0%
(Cost: $11,350,880) .............................. 3,742,388
Total Long-Term Investments — 99.7%
(Cost: $85,831,572,936) ........................... 67,648,489,466
Short-Term Securities
Money Market Funds — 10.3%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(h)
............ 6,787,339,989 6,792,091,127
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 211,204,140 211,204,140
Total Short-Term Securities — 10.3%
(Cost: $6,997,978,011) ........................... 7,003,295,267
Total Investments Before Investments Sold Short — 110.0%
(Cost: $92,829,550,947 ) ........................... 74,651,784,733
Security
Shares
Shares Value
Investments Sold Short
Common Stocks
Oil, Gas & Consumable Fuels — (0.0)%
Exxon Mobil Corp. .................. (1) $ (100)
Total Common Stocks — (0.0)%
(Proceeds: $(101)) .............................. (100)
Total Investments Sold Short — (0.0)%
(Proceeds: $(101)) .............................. (100)
Total Investments Net of Investments Sold Short — 110.0%
(Cost: $92,829,550,846 ) ........................... 74,651,784,633
Liabilities in Excess of Other Assets — (10.0)% ........... (6,802,476,895)
Net Assets — 100.0% ..............................
$ 67,849,307,738
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,842,779, representing less than 0.05% of its net assets as of period end, and an original cost of $14,991,359.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 6,230,712,235 $ 559,050,608
(a)
$ — $ 179,800 $ 2,148,484 $ 6,792,091,127 6,787,339,989 $ 59,566,368
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 83,779,266 127,424,874
(a)
— — — 211,204,140 211,204,140 4,692,045 —
$ 179,800 $ 2,148,484 $ 7,003,295,267 $ 64,258,413 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 2000 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1,625 03/15/24 $ 166,376 $ 8,461,505
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 67,638,099,361 $ 4,909,422 $ 2 $ 67,643,008,785
Rights ................................................ — 453,927 1,284,366 1,738,293
Warrants .............................................. 3,742,384 4 — 3,742,388
Short-Term Securities
Money Market Funds ...................................... 7,003,295,267 — — 7,003,295,267
Liabilities
Investment Sold Short
Common Stocks ......................................... (100) — — (100)
$ 74,645,136,912 $ 5,363,353 $ 1,284,368 $ 74,651,784,633
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 8,461,505 $ — $ — $ 8,461,505
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust